Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Millions	Jun. 30, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 2,295	$ 3,007
Short term investments	603	479
Trade receivables, net	1,411	1,346
Inventories	596	626
Deferred income tax assets	178	162
Other current assets	252	213
Total current assets	5,335	5,833
Long term investments	256	73
Property, plant and equipment, net	1,274	1,304
Intangible assets, net	533	255
Goodwill	690	688
Long term deferred income tax assets	369	391
Other assets	142	142
Total assets	8,599	8,686
Current liabilities:
Accounts payable	330	321
Short term borrowings	291	607
Less current maturities of long term debt	57	0
Other current liabilities	1,106	1,047
Total current liabilities	1,784	1,975
Long term debt, net of current maturities	0	56
Long term deferred income tax liabilities	68	59
Other long term liabilities	719	691
Shareholders' equity:
Common shares, par value CHF 0.20 per share; 320,254,200 shares authorized; 304,258,656 shares issued and 300,407,431 shares outstanding at June 30, 2010; 304,016,290 shares issued and 299,550,733 shares outstanding at December 31, 2009	42	42
Additional paid-in capital	1,589	1,535
Accumulated other comprehensive income	17	203
Retained earnings	4,738	4,533
Treasury shares, at cost; 3,851,225 shares at June 30, 2010 and 4,465,557 shares at December 31, 2009	(358)	(408)
Total shareholders' equity	6,028	5,905
Total liabilities and shareholders' equity	$ 8,599	$ 8,686

Parenthetical Data To The Consolidated Balance Sheets (USD $)	Jun. 30, 2010	Dec. 31, 2009
Shareholders' equity:
Common shares, par value CHF per share	$ 0.2	$ 0.2
Common shares, shares authorized	320,254,200	320,254,200
Common shares, shares issued	304,258,656	304,016,290
Common shares, shares outstanding	300,407,431	299,550,733
Treasury shares, at cost; shares	3,851,225	4,465,557

Condensed Consolidated Statements of Earnings (Unaudited) (USD $) In Millions, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
CONSOLIDATED STATEMENTS OF EARNINGS
Sales	$ 1,886	$ 1,677	$ 3,607	$ 3,170
Cost of goods sold	426	415	818	769
Gross profit	1,460	1,262	2,789	2,401
Selling, general and administrative	508	468	1,000	940
Research and development	184	157	353	303
Amortization of intangibles	13	5	24	12
Other operating expenses	4	0	8	0
Operating income	751	632	1,404	1,146
Other income (expense):
Gain (loss) from foreign currency, net	(5)	9	(7)	(1)
Interest income	8	13	16	24
Interest expense	(2)	(5)	(5)	(10)
Other, net	16	2	36	6
Earnings before income taxes	768	651	1,444	1,165
Income taxes	98	69	201	131
Net earnings	$ 670	$ 582	$ 1,243	$ 1,034
Basic earnings per common share	$ 2.23	$ 1.95	$ 4.14	$ 3.46
Diluted earnings per common share	$ 2.21	$ 1.94	$ 4.09	$ 3.44
Basic weighted average common shares	300,453,325	298,744,287	300,218,403	298,663,437
Diluted weighted average common shares	303,645,943	300,638,975	303,608,180	300,328,778

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Cash provided by (used in) operating activities:
Net earnings	$ 1,243	$ 1,034
Adjustments to reconcile net earnings to cash provided from operating activities:
Depreciation	104	92
Amortization of intangibles	24	12
Share-based payments	36	41
Tax benefits from share-based compensation	6	1
Deferred income taxes	(3)	65
Loss (gain) on sale of assets	(32)	55
Unrealized appreciation on trading securities	(5)	(66)
Other, net	4	6
Changes in operating assets and liabilities, net of effects from business acquisition:
Trade receivables	(136)	(144)
Inventories	(27)	(35)
Other assets	(15)	(2)
Accounts payable	20	18
Other current liabilities	78	31
Other long term liabilities	13	7
Net cash from operating activities	1,310	1,115
Cash provided by (used in) investing activities:
Purchases of property, plant and equipment	(142)	(139)
Acquisition of business, net of cash acquired	(157)	0
Purchases of intangible assets	(137)	(1)
Purchases of investments	(1,303)	(657)
Proceeds from sales and maturities of investments	972	717
Other, net	3	0
Net cash from investing activities	(764)	(80)
Cash provided by (used in) financing activities:
Net proceeds from (repayment of) short term debt	(269)	(187)
Repayment of long term debt	0	(1)
Dividends on common shares	(1,037)	(1,048)
Acquisition of treasury shares	(12)	(5)
Proceeds from exercise of stock options	56	10
Tax benefits from share-based payment arrangements	17	0
Net cash from financing activities	(1,245)	(1,231)
Effect of exchange rates on cash and cash equivalents	(13)	7
Net increase (decrease) in cash and cash equivalents	(712)	(189)
Cash and cash equivalents, beginning of period	3,007	2,449
Cash and cash equivalents, end of period	$ 2,295	$ 2,260

Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Condensed Consolidated Financial Statements
(1)	Condensed Consolidated Financial Statements
(in millions, except per share data)

Alcon, Inc. ("Alcon"), a Swiss corporation, is a majority owned subsidiary of Nestlé S.A.  During July 2008, Nestlé sold approximately 74 million of its Alcon common shares to Novartis AG.  At December 31, 2009, Nestlé owned 156,076,263 common shares of Alcon.  In January 2010, Novartis exercised its call option for Nestlé's remaining Alcon common shares and proposed a merger of Alcon with and into Novartis, as discussed in note 13.

The interim condensed consolidated financial statements of Alcon and its subsidiaries (collectively, the "Company") are unaudited.  Amounts presented at December 31, 2009 are based on the audited consolidated financial statements appearing in Alcon's annual report on Form 20-F filed with the U.S. Securities and Exchange Commission.  The interim condensed consolidated financial statements and notes thereto do not include all disclosures required by accounting principles generally accepted in the United States of America ("U.S. GAAP") and should be read in conjunction with the audited consolidated financial statements and the notes thereto included in Alcon's annual report on Form 20-F.

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with U.S. GAAP.  Actual results could differ from those estimates.

In management's opinion, the interim condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) necessary to present fairly the results for the interim periods presented.  Results for interim periods are not necessarily indicative of results that ultimately will be achieved for a full year.

Earnings Per Share	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Earnings Per Share
(2)	Earnings Per Share
(in millions, except per share data)

Basic earnings per common share were computed by dividing net earnings by the weighted average number of common shares outstanding for the relevant period.  The unvested portion of restricted common shares was excluded in the calculation of basic weighted average common shares outstanding.  Diluted weighted average common shares reflect the potential dilution, using the treasury stock method, that could occur if employee stock options for the purchase of common shares and share-settled stock appreciation rights were exercised and if share-settled restricted share units, performance share units and contingent restricted common shares granted to employees were vested.

The following table reconciles the weighted average shares of the basic and diluted share computations:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Basic weighted average common shares
outstanding	300,453,325	298,744,287	300,218,403	298,663,437
Effect of dilutive securities:
Employee stock options	1,847,644	1,622,748	1,966,778	1,443,077
Share-settled stock appreciation rights	990,219	53,385	1,057,793	26,840
Share-settled restricted share units
and performance share units	354,165	143,530	344,273	94,710
Contingent restricted common shares	590	75,025	20,933	100,714

Diluted weighted average common shares
outstanding	303,645,943	300,638,975	303,608,180	300,328,778

Certain executives of the Company had deferred the receipt of 73,086 and 126,194 Alcon common shares at June 30, 2010 and 2009, respectively, into the Alcon Executive Deferred Compensation Plan.  Alcon common shares held in the plan were reflected as outstanding in the condensed consolidated balance sheets and were included in the applicable basic and diluted earnings per share calculations.

The computations of diluted weighted average common shares outstanding for the periods ended June 30, 2010 and 2009 did not include the following instruments, as their exercise prices and unrecognized costs were greater than the average market price of the common shares:

	2010	2009

Stock options	--	506,327
Share-settled stock appreciation rights	5,850	3,590,405

The effect of their inclusion would have been anti-dilutive.

Cash Flows-Supplemental Disclosure	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Cash Flows-Supplemental Disclosures
(3)	Cash Flows—Supplemental Disclosure
(in millions, except per share data)
	Six months ended June 30,
	2010	2009
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for the following:

Interest expense, net of amount capitalized	$5	$9

Income taxes	$139	$121

Supplemental Balance Sheet Information	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Supplemental Balance Sheet Information
(4)	Supplemental Balance Sheet Information
(in millions, except per share data)
	June 30,	December 31,
	2010	2009
Inventories, at Lower of Cost or Market
Finished products	$362	$375
Work in process	50	50
Raw materials	184	201

Total	$596	$626

	June 30,	December 31,
	2010	2009
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	$2,641	$2,650
Accumulated depreciation	(1,367)	(1,346)

Total	$1,274	$1,304

	June 30, 2010	December 31, 2009

Other Current Liabilities
Accrued compensation	$290	$333
Accrued taxes	288	201
Accrued product rebates	260	221
Other	268	292

Total	$1,106	$1,047

	June 30, 2010	December 31, 2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$103	$265
Unrealized gains (losses) on investments, net of income taxes	2	30
Unrecognized postretirement benefits (losses) and prior service costs,
net of tax benefits	(88)	(92)

Total	$17	$203

Investments	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Investments
(5)	Investments
(in millions, except per share data)

At June 30, 2010 and December 31, 2009, investments were:

	June 30, 2010	December 31, 2009
Short term investments:
Trading securities	$7	$22
Available-for-sale investments	596	457

Total short term investments	$603	$479

Long term investments—available-for-sale investments	$256	$73

At June 30, 2010 and December 31, 2009, trading securities were:

	June 30, 2010		December 31, 2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(4)	7	$(9)	$22

At June 30, 2010, available-for-sale investments were:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$189	$1	$--	$190
Mortgage-backed securities	9	--	--	9
Corporate debt securities	392	1	(1)	392
Equity securities	2	--	--	2
State and municipal securities	3	--	--	3

Total short term investments	595	2	(1)	596

Long term investments:
U.S. government and agency securities	204	1	--	205
Mortgage-backed securities	5	--	--	5
Corporate debt securities	46	--	--	46

Total long term investments	255	1	--	256

Total available-for-sale investments	$850	$3	$(1)	$852

At December 31, 2009, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

The senior secured bank loans fund was a professionally managed fund investing in loans made by banks to large corporate borrowers whose assets were pledged as collateral.

The contractual maturities of available-for-sale investments at June 30, 2010 were:

	Amortized	Estimated
	Cost	Fair Value

Debt securities, maturing:
Within one year	$291	$291
After 1 year through 10 years	548	550
After 10 years through 15 years	--	--
Beyond 15 years	9	9

Total debt securities recorded at market	848	850

Equity securities	2	2

Total available-for-sale investments	$850	$852

Activities related to available-for-sale investments were as shown below.  The cost of securities sold was based on the specific identification method.

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Proceeds from sales and principal repayments	$451	$447	$957	$448

Gross realized gains on sales	21	2	40	2

Gross realized losses on sales	(2)	(2)	(2)	(2)

The net unrealized holding gains (losses) on trading securities included in earnings were:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Net unrealized holding gains (losses) on trading securities included in earnings	$1	$26	$5	$66

The net unrealized holding gains (losses) for available-for-sale investments included in accumulated other comprehensive income (loss) in shareholders' equity at June 30, 2010 and December 31, 2009 were  $2 and  $30, respectively.

The changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) were:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Changes in unrealized holding gains (losses) arising during the period	$3	$26	$8	$29
Reclassification adjustment for losses (gains) included in net income	(17)	--	(36)	(1)

Changes in net unrealized gains (losses) on investments, net of taxes	$(14)	$26	$(28)	$28

As of June 30, 2010 and December 31, 2009, there were no individual securities with gross unrealized losses on available-for-sale investments greater than  $1.  Total gross unrealized losses on available-for-sale investments at June 30, 2010 and December 31, 2009 were  $1 and  $2, respectively.

Investment Income

In the condensed consolidated statements of earnings, other, net, included gains (losses) on investments as follows:

	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Realized gains (losses) on sale of investments	$17	$(22)	$32	$(58)
Net unrealized gains (losses) on investments
classified as trading securities	1	26	5	66

Net gains (losses) on investments	$18	$4	$37	$8

Financial Instruments	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Financial Instruments
(6)	Financial Instruments
(in millions, except per share data)

Foreign Currency Risk Management

A significant portion of the Company's cash flows is denominated in foreign currencies.  Alcon relies on ongoing cash flows generated from foreign sources to support its long term commitments to U.S. dollar-based research and development.  To the extent the dollar value of cash flows is diminished as a result of weakening local currencies relative to the dollar, the Company's ability to fund research and other dollar-based strategic initiatives at a consistent level may be impaired.  The Company has established a foreign currency risk management program to protect against volatility of non-functional currency monetary assets and liabilities and changes in fair value caused by fluctuations in foreign exchange rates.

The Company primarily utilizes forward exchange contracts in countries where they are available and economically beneficial to offset the impact of fluctuations in foreign exchange rates on monetary assets and their related cash flows.  All outstanding foreign exchange forward contracts are entered into to protect the value of assets or liabilities denominated in currencies other than the entity's functional currency.  To the extent hedged, the changes in fair value of the forward contracts offset the changes in the value of the assets or liabilities.  The changes in value of the foreign exchange forward contracts and the assets/liabilities that are being protected are recorded in foreign exchange gains and losses within other income (expense).

The fair values of forward exchange and option contracts are reported in other current assets and other current liabilities.  At June 30, 2010, the fair value hedge derivative instruments have settlement dates in the third and fourth quarters of 2010 and cover a gross notional amount of  $606.

The Company believes that, at the balance sheet date, counterparty credit risk was not significant due to the credit quality of the counterparties to the derivatives, which were all large financial institutions primarily in Switzerland, and the short-term maturities of most derivatives.  The credit exposure related to these financial instruments is represented by the fair value of contracts with a positive fair value at the reporting date.

For the periods ended June 30, 2010 and 2009, the effects of foreign exchange derivative instruments were:

		Three months ended June 30, 2010		Six months ended June 30, 2010

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$$25	$(28)	$42	$(47)

		Three months ended June 30, 2009		Six months ended June 30, 2009

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$$18	$(19)	$30	$(33)

Interest Rate Risk Management

The Company may use interest rate swaps on certain investing and borrowing transactions to manage its net exposure to interest rate changes and to reduce its overall cost of borrowing.  The Company does not use leveraged swaps and does not leverage any of its investment activities that would put capital at risk.

At June 30, 2010, in connection with a long term bank loan, the Company had an interest rate swap fair value hedge outstanding in the notional principal amount of  $57 at the respective quarter-end exchange rate.  The fair value of the interest rate swap agreement is reported in other current assets.  This interest rate swap did not have a significant effect on results of operations in 2010 and 2009.  The long term bank loan matures in January 2011.

Fair Value of Financial Instruments

  At June 30, 2010 and December 31, 2009, the Company's financial instruments included cash and cash equivalents, investments, trade receivables, accounts payable, short term borrowings, long term debt and the estimated fair value of certain contingent payments.  The estimated fair values of these financial instruments are noted below.  Due to the short term maturities of cash and cash equivalents, trade receivables, accounts payable and short term borrowings, the carrying amounts approximate fair values at the respective balance sheet dates.

At June 30, 2010, the Company's cash equivalents included  $187 of instruments that were tri-party fully collateralized reverse repurchase agreements.  They were transacted on June 30, 2010 and matured “overnight” on July 1, 2010, the next business day.  The Company utilized this type of transaction to enhance yields on available cash balances, while maintaining liquidity.  These securities were recorded at cost, which approximated fair value.

The Company received debt and equity securities as collateral for its advances under the reverse repurchase agreements.  A financial institution other than the seller held the collateral for the Company's benefit.  The value and the liquidity of the underlying collateral were required to be between 102% and 110%, depending upon the credit of collateral, of the advanced amount and were evaluated by an independent third-party custodian.  The Company recorded only its advances under the agreements as cash equivalents at the time of entering the transactions and recognized the interest income upon settlement.  The collateral value or changes in collateral value were not recorded or recognized.

The fair values of long term debt were based on interest rates then currently available to the Company for issuance of debt with similar terms and remaining maturities.  The fair values of investments and acquisition-related contingent payments were determined as discussed below.

	June 30, 2010		December 31, 2009
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
Assets:
Short term trading and available-for-sale investments	$603	$603	$479	$479
Long term available-for-sale investments	256	256	73	73
Forward exchange contracts	8	8	6	6
Interest rate swaps	1	1	1	1

Liabilities:
Long term debt, excluding capital lease obligations	57	57	56	56
Liability for acquisition-related contingent payments	88	88	71	71
Forward exchange and option contracts	6	6	2	2

Financial instruments, such as equity and fixed income securities, other investments, financial liabilities and derivatives, were presented at fair value.  Fair value is defined as the price at which an asset could be exchanged or a liability could be transferred in an orderly transaction between knowledgeable and willing market participants within the principal or most advantageous market at the measurement date.  Where available, fair value is based on or derived from observable market prices or parameters.  Where observable prices or inputs are not available, pricing for similar financial assets or liabilities, dealer quotes or valuation models are applied.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments' complexity.

Financial assets and liabilities recorded at fair value in the condensed consolidated balance sheets were categorized based upon the level of judgment associated with the inputs used to measure their fair values.  The categories, from lowest to highest based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities, are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The types of Company assets carried at Level 1 fair value are equities listed in active markets.

Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the assets or liabilities through correlation with market data at the measurement date and for the duration of each instrument's anticipated life.

The Company's assets generally included in this fair value category are various government agency securities, certain investment funds, mortgage backed securities, collateralized mortgage obligations, foreign exchange derivatives and interest rate derivatives.  Foreign exchange derivatives and interest rate derivatives are valued using corroborated, observable market data.  The Company's liabilities generally included in this fair value category consist of certain foreign exchange derivatives.

Level 3 – Inputs are unobservable inputs for the assets or liabilities.  These inputs reflect management's best estimate of what market participants would use in pricing the assets or liabilities at the measurement date.  Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Generally, the Company's assets carried at fair value included in this category are various investment funds.  The Company's liabilities carried at fair value in this category are acquisition-related contingent payments.

The Company's Level 3 financial investments are held in funds professionally managed by investment managers.  The net asset values are furnished in statements received from fund custodians whose statements reflect valuations conducted according to their respective fund pricing policies and asset types.  The complete details of the fund holdings of several of the Company's professionally managed funds may be unavailable at times, limiting the Company's ability to look through to the underlying assets at the date the financial statements are prepared.  Because of these constraints, the Company classified these fund investments as Level 3.

As of June 30, 2010, the Company estimated  $88 as the fair value of its obligations to make contingent payments related to acquisitions.  The fair value measurements were based on significant inputs not observable in the market and thus represent a level 3 measurement.

In connection with an acquisition in 2009, the Company is obligated to make acquisition-related contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon.  At June 30, 2010, the fair value of these payments was estimated to be  $71.  Each milestone was assigned a probability based on its current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 6%, which the Company believed was appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 5% to 39%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $30.

In connection with an acquisition in 2010, the Company is obligated to make acquisition-related contingent payments of up to  $145 upon achieving certain sales objectives through 2014.  The fair value of these payments at June 30, 2010 was estimated to total  $17.  The fair value was based on the Company's estimates of the probability and timing of related sales projection streams.  Each revenue projection assumption was assigned a probability and the resultant probability-weighted cash flows were then discounted using a discount rate of 6%, which the Company believed was appropriate and representative of a market participant assumption.  Achieving the Company's most optimistic sales assumption would not increase the estimated fair value more than  $5.

The fair values of these contingent payments are reviewed each reporting period.  Any changes in the estimated value not associated with the original purchase price valuation are recorded in the Company's results of operations.  No such changes were recognized in the current period.

Fair Value by Category

Financial assets and financial liabilities measured at fair value on a recurring basis were categorized in the tables below based upon the lowest level of input that is significant to the fair value measurement.

	Fair Value as of June 30, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$7	$7
Available-for-sale securities:
U.S. government and agency securities	--	395	--	395
Mortgage-backed securities	--	14	--	14
Corporate debt securities	--	438	--	438
Equity securities	2	--	--	2
State and municipal securities	--	3	--	3
Forward exchange contracts	--	8	--	8
Interest rate swaps	--	1	--	1
Total	$2	$859	$7	$868

Financial Liabilities
Liability for acquisition-related contingent payments	$--	$--	$88	$88
Foreign exchange and option contracts	--	6	--	6
Total	$--	$6	$88	$94

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agency securities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1
Total	$31	$506	$22	$559

Financial Liabilities
Liability for acquisition-related contingent payments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2
Total	$--	$2	$71	$73

Level 3 Gains and Losses

At June 30, 2010, trading securities were the only type of financial assets included in Level 3.  The trading securities were professionally managed investment funds, which included hedge funds of  $7.  The fair value of the investment funds classified as Level 3 could not be determined by independent market observation or through the use of other observable valuation techniques.  The valuation was based on the net asset values as furnished by the funds' custodians.  If more than an insignificant proportion of a particular fund's assets were Level 3, the entire fund was classified as Level 3, although many of such fund's individual holdings may meet the definition of Level 1 or Level 2.  The only liabilities included in Level 3 were the acquisition-related contingency payments, discussed earlier in this note.

Total gains or losses (realized and unrealized) that were included in earnings for financial assets and liabilities classified as Level 3 were a component of other, net, in the condensed consolidated statements of earnings.  For the six months ended June 30, 2010, there were net gains (realized and unrealized) of  $1 from trading securities, and the Company received proceeds from sales of Level 3 trading securities of  $16.  Realized and unrealized net gains during the period were approximately 3.4% of the beginning balance for Level 3 trading securities and did not negatively affect or materially impact operations, liquidity or capital resources.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the six months ended June 30, 2010:

	Assets	Liabilities
	Trading Securities - Hedge Funds	Acquisition Related Contingent Payments

Beginning balance	$22	$71
Total gains or losses (realized/unrealized)
Included in earnings before income taxes	1	--
Included in other comprehensive income	--	--

Acquisition-related activities	--	17

Proceeds on sales and maturities	(16)	--

Ending balance	$7	$88

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

	Three months ended	Six months ended
	June 30, 2010	June 30, 2010

Total gains or losses included in earnings for the period	$1	$1

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--

At June 30, 2009, trading securities were the only type of financial assets and liabilities included in Level 3.

Total gains or losses (realized and unrealized) that were included in earnings for financial assets and liabilities classified as Level 3 were a component of other, net, in the condensed consolidated statements of earnings.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the six months ended June 30, 2009:

Assets
Trading
Securities

Beginning balance	$261
Total gains or losses (realized/unrealized)
Included in earnings	4

Proceeds on sales	(222)

Ending balance	$43

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

	Three months ended	Six months ended
	June 30, 2009	June 30, 2009

Total gains or losses included in earnings for the period	$2	$4

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--

Valuation Techniques

Valuation techniques used for financial assets and liabilities accounted for at fair value are generally categorized into three types:  market approach, income approach and cost approach.  The Company valued its Level 3 financial assets and liabilities at June 30, 2010 and 2009 primarily using the market approach and, to a lesser extent, the income approach.

Market Approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.  Valuation techniques consistent with the market approach include comparables.  A majority of the Company's balances measured at fair value on a recurring basis were valued using the market approach.  Most measurements were market quotes or were obtained from other reliable market sources.  The Company did not use market indices for valuing material balances measured at fair value.

Income Approach.  Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present or discounted amount.  The measurement is based on the value indicated by current market expectations about those future amounts.  Examples of income approach valuation techniques include present value techniques, option-pricing models, and binomial or lattice models that incorporate present value techniques and option-pricing models.  The Company valued certain derivatives, in part or whole, using the income approach.

Cost Approach.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset.  The Company did not employ the cost approach for determining fair value of financial assets and liabilities.

The valuation approaches are consistent with generally accepted valuation methodologies.  While all three approaches are not applicable to all assets or liabilities accounted for at fair value, where appropriate and possible, one or more valuation technique(s) may be used.  Professionally managed investment funds may use a combination of market, income and cost approaches.  The process of selecting which valuation method(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required.

Other-Than-Temporary Impairment of Available-for-Sale Investments

The Company reviews quarterly its available-for-sale investments to identify impaired equity and debt securities.  An individual security is impaired if the fair value of the investment is less than its amortized cost basis.  Impair-ment may be either temporary or other-than-temporary.

The Company normally reviews securities held in its portfolio that have been in a continuous loss position for twelve months or longer and securities whose fair value is significantly lower than its amortized cost basis.  Impairment is evaluated using a combination of quantitative and qualitative factors such as considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the Company's ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.  If impairment is determined to be other-than-temporary, the investment is written down to fair value, and a loss is recognized immediately through earnings.

The Company determined that, at June 30, 2010, there was no other-than-temporary impairment of available-for-sale investments with unrealized losses.

Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Intangible Assets and Goodwill
(7)	Intangible Assets and Goodwill
(in millions, except per share data)
	June 30, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$465	$(301)	$332	$(296)
Patents	278	(32)	111	(24)
Other	116	(97)	121	(93)

Total subject to amortization	859	(430)	564	(413)

Not subject to amortization:
Purchased in process research anddevelopment assets	104	--	104	--

Total intangible assets	$963	$(430)	$668	$(413)

During the six months ended June 30, 2010, the Company added patents and licensed technology through a business acquisition and asset purchases.

Changes in the carrying amount of goodwill for the six months ended June 30, 2010 were as follows:

	United States	International
	Segment	Segment	Total
Goodwill
Balance, December 31, 2009	$423	$265	$688
Acquisition of business	16	5	21
Impact of changes in foreign exchange rates	(10)	(9)	(19)

Balance, June 30, 2010	$429	$261	$690

Short Term Borrowings and Long Term Debt	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Short Term Borrowings and Long Term Debt
(8)	Short Term Borrowings and Long Term Debt
(in millions, except per share data)
	June 30,	December 31,
	2010	2009

Short Term Borrowings
Lines of credit	$255	$273
Commercial paper	--	286
From affiliates	8	7
Bank overdrafts	28	41

Total short term borrowings	$291	$607

At June 30, 2010, the Company had unsecured credit and commercial paper facilities totaling  $2,783, including bank overdraft agreements, with third parties that were denominated in various currencies.

As of June 30, 2010, total borrowings from Nestlé and its subsidiaries were  $8 under unsecured revolving credit facilities of  $73.  In the event of a change of control, these agreements would no longer be available for additional borrowings, and any outstanding balances would become payable in accordance with the related terms.

	June 30,	December 31,
	2010	2009

Long Term Debt
Bank loan	$57	$56
Less current maturities of long term debt	57	--

Long term debt, net of current maturities	$--	$56

The bank loan, guaranteed by Nestlé, contains provisions that may accelerate the obligation in the event that Nestlé's ownership of Alcon falls below 51%.

Income Taxes	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Income Taxes
(9)	Income Taxes
(in millions, except per share data)

The Company or one of its subsidiaries files income tax returns in Switzerland, the U.S. federal jurisdiction, and various state and other foreign jurisdictions.  With few exceptions, the Company is no longer subject to Swiss, U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2003.  In June 2009, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2006 and 2007 that is anticipated to be completed substantially by the end of 2010.  In May 2009, the IRS and the Company entered the Compliance Assurance Process (″CAP″) program for 2009.  In January 2010, the IRS and the Company extended the CAP program to 2010.  The Company also currently is subject to income tax examinations by various state, local and other foreign tax authorities.  In addition, in June 2009, the Company and the IRS signed an advance pricing agreement ("APA") contract memorializing the mutual agreement letter between Switzerland and the United States for years through 2014 that covers all material intercompany transactions involving the Company and its subsidiaries in these two jurisdictions.  Finally, during the fourth quarter of 2007, the Company submitted a similar request for a bilateral APA between Japanese and Swiss tax authorities that would cover the tax years 2008 through 2012.  The Company expects that the Japanese-Swiss APA will be concluded in 2010.

The Company believes that it takes reasonable positions on its tax returns filed throughout the world; however, tax laws are complex and susceptible to differing interpretations.  Tax authorities throughout the world, from time to time, routinely challenge positions taken by the Company, particularly in the case of transfer pricing issues.  The Company has identified its uncertain tax positions and prepared its reserve for contingent tax liabilities to reflect the associated unrecognized tax benefits (the "Tax Reserves") in accordance with Financial Accounting Standards Board ("FASB") guidance which, among other things, requires that the Company assume that it will be subject to examination in every jurisdiction in which it is subject to tax.  Management believes that the Tax Reserves are fairly stated but believes it is reasonably possible that the total amount of unrecognized tax benefits related to transfer pricing, currency translations and other tax positions reflected in the Tax Reserves will significantly increase or decrease within 12 months of the reporting of this financial statement as the result of, among other things, (i) developments with respect to currently active audits or advance pricing agreements, (ii) the further development of tax laws through judicial or administrative actions and/or (iii) the actual payment of Tax Reserves.  Although tax laws are complex and significant uncertainty exists with respect to the actual date that any of the currently active audits or APA negotiations could reach final resolution or a new audit could commence, management believes it is reasonably possible that unrecognized tax benefits could increase in the next 12 months by at least 10% or decrease by over 70%.

The total amount of gross unrecognized tax benefits included in the Tax Reserves and the amount that would impact the effective tax rate, if recognized, did not change materially during the first six months of 2010.  The Company's policy is to classify interest and penalties in income tax expense.  The gross amount of interest and penalties accrued as part of Tax Reserves did not change materially during the first six months of 2010.  At June 30, 2010, the condensed consolidated balance sheet included  $22 in other current liabilities and  $55 in other long term liabilities for the Tax Reserves, net of deposits with statutory authorities.

During the six months ended June 30, 2010, the Company recognized a  $25 tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the period.

Business Segments	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Business Segments
(10)	Business Segments
(in millions, except per share data)

The Company conducts its global business through two business segments:  Alcon United States and Alcon International.  Alcon United States includes sales to unaffiliated customers located in the United States of America, excluding Puerto Rico.  Alcon United States operating income is derived from operating profits within the United States.  Alcon International includes sales to all other unaffiliated customers.

Each business segment markets and sells products principally in three product categories of the ophthalmic market: (1) pharmaceutical (prescription drugs), (2) surgical equipment and devices (cataract, vitreoretinal and refractive) and (3) consumer eye care (contact lens disinfectants and cleaning solutions, artificial tears and ocular vitamins).  Business segment operations generally do not include research and development, certain manufacturing and other corporate functions.

Certain manufacturing costs and manufacturing variances are not assigned to business segments because most manufacturing operations produce products for more than one business segment.  Research and development costs, excluding regulatory costs which are included in the business segments, are treated as general corporate costs and are not assigned to business segments.

Identifiable assets are not assigned by business segment and are not considered in evaluating the performance of the business segments.

					Depreciation and
	Sales		Operating Income		Amortization
Three months ended June 30,	2010	2009	2010	2009	2010	2009

United States	$890	$790	$550	$475	$16	$11
International	996	887	446	372	23	22

Segments total	1,886	1,677	996	847	39	33

Manufacturing operations	--	--	(9)	(19)	13	12
Research and development	--	--	(170)	(137)	8	5
General corporate	--	--	(48)	(40)	6	3
Share-based compensation	--	--	(18)	(19)	--	--

Total	$1,886	$1,677	$751	$632	$66	$53

					Depreciation and
	Sales		Operating Income		Amortization
Six months ended June 30,	2010	2009	2010	2009	2010	2009

United States	$1,616	$1,448	$981	$828	$28	$23
International	1,991	1,722	909	751	51	42

Segments total	3,607	3,170	1,890	1,579	79	65

Manufacturing operations	--	--	(26)	(36)	27	24
Research and development	--	--	(320)	(256)	12	9
General corporate	--	--	(104)	(99)	10	6
Share-based compensation	--	--	(36)	(42)	--	--

Total	$3,607	$3,170	$1,404	$1,146	$128	$104

During the three months ended March 31, 2010, advancements in its sales reporting system permitted the Company to better estimate allowable deductions from sales in the calculation of accrued royalties.  This change in estimate resulted in a  $24 addition to U.S. operating income during the period.

In the three months and six months ended June 30, 2010, the Company incurred pretax expenses totaling  $4 and  $8, respectively, for costs related to the anticipated change of control discussed in note 13 and other costs to support Alcon's board of directors in its evaluation of Novartis's merger proposal.  In the tables above, these expenses were included with general corporate expenses.

On February 11, 2009, the Company announced that it initiated programs to align its operations with the evolving economic conditions and market environment.  These programs included a staffing reduction of approximately 260 employee positions that resulted in a pretax charge of  $18 for the six months ended June 30, 2009, which was included in general corporate expenses.

Share-Based Compensation	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Share-Based Compensation Plans
(11)	Share-Based Compensation Plans
(in millions, except per share data)

On February 10, 2010, pursuant to the Amended 2002 Alcon Incentive Plan, the Company's board of directors approved the grant, effective February 17, 2010, to certain employees of approximately 543,000 share-settled restricted share units ("RSUs").  The RSUs vest at the end of a three-year period, with forfeitures if the recipient is not fully vested at termination of employment or at retirement before age 62.

On May 20, 2010, the Company's board of directors approved an award effective May 25, 2010 to each non-employee director of Alcon of 850 RSUs.  The RSUs have a three-year cliff vesting period from the date of grant.  A non-employee director is a director who is neither a member of Nestlé's board of directors nor a full-time employee of Nestlé or Alcon.

Restricted share units are recognized over the required service period at the closing market price for Alcon common shares on the date of grant.

Forfeitures were estimated based on historical experience.

If factors change and the Company employs different assumptions to account for share-based payments in future periods, the compensation expense that the Company records may differ significantly from what the Company has recorded in the current period.

The effects of share-based equity awards on operating income and net earnings were:

	Three months ended June 30,
	2010	2009

Total share-based equity award costs applicable for period	$18	$18
Costs capitalized in inventory	--	--

Costs recognized in operating income	18	18
Less tax benefit recognized in net earnings	4	6

Reduction to net earnings	$14	$12

	Six months ended June 30,
	2010	2009

Total share-based equity award costs applicable for period	$36	$41
Costs capitalized in inventory	--	--

Costs recognized in operating income	36	41
Less tax benefit recognized in net earnings	10	13

Reduction to net earnings	$26	$28

Compensation expense for equity awards was calculated on a straight-line basis over the three-year vesting period of the related share-based awards, with the acceleration of expense for individuals meeting the requirements for retirement.

The effects of share-based liability awards on operating income for all reporting periods were not significant.

The Company intends to satisfy all equity awards granted prior to December 31, 2003 and after December 31, 2007 with the issuance of new shares from conditional capital authorized for the Amended 2002 Alcon Incentive Plan.  At June 30, 2010, the Company has reserved approximately 21.6 million Alcon common shares for issuance pursuant to the Amended 2002 Alcon Incentive Plan.

The Company's board of directors previously authorized the acquisition on the open market of Alcon common shares to, among other things, satisfy the share-based awards requirements granted under the Amended 2002 Alcon Incentive Plan.  At June 30, 2010, outstanding authorizations by the Company's board of directors would have permitted the purchase of approximately 1.7 million Alcon common shares.  The Company has purchased treasury shares on the open market to satisfy the majority of the outstanding equity awards granted subsequent to December 31, 2003 and prior to January 1, 2008.

Upon a change of control in the ownership of Alcon, such as Novartis's intended purchase of Nestlé's common shares of Alcon (discussed in note 13), the Company's share-based compensation awards granted to employees prior to January 1, 2009 will vest immediately.  However, the vesting of similar awards granted after January 1, 2009 will accelerate only if the respective participant's employment with the Company or its successor is terminated without cause, or by the participant under certain circumstances, within six months preceding or during the two years following a change of control.  If Alcon is not the surviving corporation under a change in control, the equivalent value of the successor's securities may be substituted for Alcon shares under the awards.  The Company does not expect the acceleration of vesting will have a material impact on results of operations.

Pension and Postretirement Benefits	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Pension and Postretirement Benefits
(12)	Pension and Postretirement Benefits
(in millions, except per share data)

Components of net periodic benefit costs:

	Pension Benefits		Postretirement Benefits
Three months ended June 30,	2010	2009	2010	2009

Service cost	$6	$5	$4	$4
Interest cost	8	7	4	4
Expected return on assets	(1)	--	(4)	(3)
Prior service cost	--	--	--	--
Net losses (gains)	1	1	--	1

Net periodic benefit cost	$14	$13	$4	$6

	Pension Benefits		Postretirement Benefits
Six months ended June 30,	2010	2009	2010	2009

Service cost	$13	$10	$7	$7
Interest cost	15	13	8	8
Expected return on assets	(2)	(1)	(7)	(5)
Prior service cost	--	--	--	--
Net losses (gains)	3	3	1	2

Net periodic benefit cost	$29	$25	$9	$12

Certain U.S. defined benefit plans contain change of control provisions such that, upon a change in control in the ownership of Alcon, such as Novartis's intended purchase of Nestlé's common shares of Alcon (discussed in note 13), the Company immediately would recognize special termination benefits and curtailment charges, and payments of related pension benefits would be accelerated.  Management estimates that such charges would be in the range of  $70 to  $90, if the change of control occurs in the second half of 2010.

The Company maintains an irrevocable Rabbi trust to be held and invested in an unfunded arrangement for the payment of benefits to participants under certain defined benefit pension plans of the Company.  The trust purchased company owned life insurance from a related captive insurance company subsidiary.  The assets of the trust at June 30, 2010 were primarily the cash surrender value ( $273 at June 30, 2010) of the life insurance policies.  The assets of the trust are restricted to the payment of pension benefits except under certain conditions, such as the Company's insolvency or termination of the trust.  The Alcon Executive Retirement Plans Grantor Trust Agreement provides for the Company to fund the current actuarially determined present value of the aggregate accrued pension benefits of all participants in the event the Company undergoes a change of control, such as Novartis's intended purchase of Nestlé's common shares of Alcon (discussed in note 13).  Based on a range of actuarially determined pension benefit projections and current market conditions, management estimates the contribution required would be between  $140 and  $160.

In certain countries, the Company's employees participate in defined benefit plans of Nestlé.  No separate valuation for the Company's employees has historically been prepared for the plans, as they are not individually material to the Company or to Nestlé.  Accordingly, these plans are treated as multi-employer plans.  Annual contributions to these plans are determined by Nestlé and charged to the Company.  Under a change of control, the participants may or may not be migrated to another plan, and additional contributions by the Company may or may not be required in any new single-employer plans.

Proposed Change of Control	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Proposed change of control
(13)	Proposed Change of Control
(in millions, except per share data)

On April 6, 2008, Nestlé and Novartis executed the Purchase and Option Agreement pursuant to which Nestlé agreed to sell approximately 74 million of its shares of Alcon common stock to Novartis in a cash transaction at a price of  $143.18 per share.  This sale was consummated on July 7, 2008, and Novartis now owns a minority stake in Alcon of slightly less than 25% of Alcon's outstanding shares, while Nestlé remains Alcon's majority shareholder with approximately 156 million Alcon shares comprising approximately 52% of the Company's outstanding shares.

The Purchase and Option Agreement between Nestlé and Novartis also contains put and call option rights on the balance of approximately 156 million Alcon shares owned by Nestlé.  The option rights commenced on January 1, 2010 and expire on July 31, 2011.  As outlined by the two parties, these rights grant (i) Novartis a call option to buy all but 4.1 million (or 2.5%) of Nestlé's remaining Alcon shares at a fixed price of  $181 per share and the 4.1 million shares at the first stage price of  $143.18 per share, and (ii) Nestlé a put option to sell to Novartis all but 4.1 million of its remaining Alcon shares to Novartis at the lower of Novartis's call option price of  $181 per share or a premium of approximately 20.5% above the then-market price of Alcon shares, which will be calculated as the average market price of Alcon shares during the five trading days immediately preceding the exercise date of the put option, with the 4.1 million share balance to be sold at the first stage closing price of  $143.18 per share.

On January 4, 2010, Novartis announced that it had exercised its option to purchase the remaining approximately 156 million Alcon shares owned by Nestlé at a weighted average price of  $180 per share in cash, pursuant to the Purchase and Option Agreement.  Upon consummation of the purchase, Novartis would own an approximate 77% interest in Alcon, with the 23% balance being the publicly traded shares.

The consummation of a purchase and sale transaction under the option right is subject to regulatory approvals.  The consummation would trigger certain change of control provisions in the Company's share-based awards plan (including the vesting of certain outstanding share-based awards), certain retirement plans for Company employees and other agreements.

Upon consummation, the Company will no longer benefit from certain synergies as a result of Nestlé's ownership.  Alcon has taken advantage of the synergies in several functional areas.  Management does not anticipate a significant financial impact to Alcon due to the loss of these synergies because the Company is currently negotiating with certain vendors/suppliers and financial services providers to mitigate any potential impact from a change of control.  However, no assurances can be made at this time.

As a result of Novartis's planned acquisition of Nestlé's remaining Alcon shares, Alcon's relationships with third parties in the pharmaceutical and other industries may be impacted, which in some cases may affect Alcon's business development and licensing opportunities.

On January 4, 2010, Novartis also announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law.  Under the terms of the merger proposal, holders of the approximate 23% of Alcon shares that are publicly traded would receive 2.8 Novartis shares for each Alcon share.  The proposed merger would be contingent upon, among other things, approval by the Alcon board of directors, the closing of the purchase and sale transaction related to the Novartis option exercise as well as receipt of required regulatory approvals.  Upon Novartis becoming a majority shareholder of Alcon, management believes that Alcon's Organizational Regulations provide that the Alcon board of directors may only approve the proposed merger if a majority of the Independent Director Committee so recommends; however, management cannot predict the outcome of any judicial proceeding that might be initiated to interpret or challenge this position.

The Independent Director Committee was formed in 2008 in connection with Novartis's initial purchase of slightly less than 25% of the Alcon shares from Nestlé to evaluate transactions such as the merger proposed by Novartis.  The Independent Director Committee engaged independent financial and legal advisors in connection with its evaluation of the proposed merger.  On January 20, 2010, the Independent Director Committee issued its formal response rejecting the Novartis merger proposal.  The committee rejected the merger proposal based on its assessment that the price offered and other terms were not acceptable and that Novartis's merger proposal was not in the best interests of Alcon and its minority shareholders.

On July 8, 2010, the Independent Director Committee announced the creation and funding of the Alcon Litigation Trust, an irrevocable trust established under New York law pursuant to a resolution of the Alcon board of directors.  The current members of the Independent Director Committee are the initial trustees of the trust.

The trust was created and funded on July 7, 2010 with  $50.  The Independent Director Committee indicated that the trust was created to:

•
Provide the financial means to commence, defend or maintain litigation relating to any transaction between Alcon and a majority shareholder, including the transaction contemplated by the merger proposal announced by Novartis on January 4, 2010, and

•	Ensure the protection of the interests of Alcon and its minority shareholders in connection with any such transaction.

The trust's property is held solely for the benefit of Alcon's minority shareholders and may only be expended to the extent determined by the trustees to be in the best interests of Alcon and its minority shareholders.  Of the  $50 comprising the trust's property, no more than  $10 may be used for fees, expenses or liabilities that are not mandatory court costs such as the advancement of judicial costs or the posting of a bond or other security by a party seeking injunctive relief.

The trust will terminate, among other circumstances, if a majority of the group comprising the trustees and the other non-conflicted members of the Independent Director Committee as of such time recommend a transaction between Alcon and Novartis in accordance with the processes set forth in Alcon's organizational documents.  The trust will also terminate if a court of competent jurisdiction, in a final, non-appealable, binding order or decision, holds either that the transaction contemplated by Novartis's merger proposal is legal, valid and effective or that Novartis's removal of the current Independent Director Committee members from the Alcon board of directors is legal, valid and effective.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
(14)	Commitments and Contingencies
(in millions, except per share data)

Minority Shareholder Class Action Lawsuits

On January 4, 2010, Novartis announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law (discussed in note 13).  Under the terms of the merger proposal, holders of the approximate 23% of Alcon shares that are publicly traded would receive 2.8 Novartis shares for each Alcon share.

The Independent Director Committee was formed in 2008 in connection with Novartis's initial purchase of slightly less than 25% of the Alcon shares from Nestlé to evaluate transactions such as the merger proposed by Novartis.  The Independent Director Committee engaged independent financial and legal advisors in connection with its evaluation of the proposed merger.  On January 20, 2010, the Independent Director Committee issued its formal response rejecting the Novartis merger proposal.  The committee rejected the merger proposal based on its assessment that the price offered and other terms were not acceptable and that Novartis's merger proposal was not in the best interests of Alcon and its minority shareholders.

Certain Alcon minority shareholders have filed several class action lawsuits related to Novartis's merger proposal concerning the acquisition of the remaining 23% publicly held minority interest.  The claims vary among the cases, but include allegations of: (i) breach of contract against Alcon; (ii) tortious interference with contract against Novartis and Nestlé; (iii) breach of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (iv) aiding and abetting breaches of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (v) breach of Section 13(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to disclose that they were acting as a "group;" and (vi) breach of Section 14(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to file with the U.S. Securities and Exchange Commission the materials required in connection with a "tender offer."

Eight cases filed in the U.S. District Courts for the Southern District of New York and the Northern District of Texas were consolidated into one class action case in the Southern District of New York.  A ninth case, which did not name Alcon, Inc. and its board of directors as parties, had been filed in the Eastern District of New York but was voluntarily dismissed by the plaintiffs on March 18, 2010.

On April 14, 2010, plaintiffs in the consolidated action dismissed their claims against Nestlé and the five Alcon directors designated by Nestlé in exchange for Nestlé's and its directors' agreement that, without impairing the directors' ability to exercise their fiduciary obligations to Alcon, among other things, during the pendency of the action, they will take no action to (1) amend the Alcon Organizational Regulations, (2) remove or replace the Alcon independent directors or (3) facilitate Novartis's proposal to take Alcon private other than pursuant to a recommendation of the Independent Director Committee.  On May 24, 2010, the court granted a motion by Novartis and dismissed the action in its entirety on the ground that Switzerland was a more convenient forum for the dispute.  The court denied motions filed by plaintiffs seeking reconsideration of this dismissal order and requesting leave to file an amended complaint.  On July 14, 2010, the plaintiffs appealed the district court's dismissal to the U.S. Court of Appeals for the Second Circuit.  That appeal is pending.

Two cases filed in District Court, Tarrant County, Texas and two cases filed in the County Court at Law, Dallas County, Texas have been consolidated for pre-trial purposes by the Texas Multidistrict Litigation Panel in the Texas District Court, Dallas County.  Novartis has filed a motion seeking dismissal of these actions on the ground that Switzerland is a more convenient forum.  That motion remains pending.

We are currently unable to express an opinion on the outcome of these still-pending class action cases due to their infancy.

Other Contingencies

Alcon, either alone or jointly with its commercial partners, has filed fourteen North American patent infringement actions against six different generic drug companies.  With the exception of international generic challenges, all of these generic drug companies are seeking U.S. Food and Drug Administration ("FDA") approval to market generic versions of Alcon products, under what are known as Abbreviated New Drug Applications ("ANDAs").

The first infringement action was filed after Alcon received notice that Teva Pharmaceuticals USA, Inc. had filed an ANDA seeking approval to sell a generic version of Alcon's Vigamox® antibiotic ophthalmic solution.  Moxifloxacin, the primary ingredient in Vigamox®, is licensed to Alcon by Bayer Schering Pharma AG.  As part of its ANDA, Teva challenged three patents covering Alcon's innovator product Vigamox®.  Two of the patents are owned by Alcon's licensor, Bayer Schering Pharma AG, and the third, which expires in 2020, is owned by Alcon.  The two Bayer Schering Pharma AG patents were also the subject of another Teva ANDA seeking approval to sell a generic version of Bayer Schering Pharma AG's systemic moxifloxacin product, Avelox®.  Suit was filed by Alcon and Bayer Schering Pharma AG as co-plaintiffs against Teva relative to the ANDA challenging Vigamox® on April 5, 2006 in the U.S. District Court in Delaware.  Bayer Schering Pharma AG subsequently filed suit in the same court relative to the Avelox® ANDA, and the two suits were merged.  Trial was scheduled to begin February 26, 2008, but the dispute between Bayer Schering Pharma AG and Teva relative to the two Bayer Schering Pharma AG patents was resolved by settlement on the eve of trial.  Under the terms of the settlement, Teva acknowledged the validity and enforceability of both Bayer Schering Pharma AG patents, and further acknowledged that its proposed generic ophthalmic product would infringe both patents.  Teva has therefore relinquished any claim that it is entitled to market the generic ophthalmic product prior to September 4, 2014.  Alcon remains the exclusive ophthalmic licensee under the Bayer Schering Pharma patents.  The trial relative to the Alcon patent began on February 28, 2008 and concluded on March 6, 2008.  Since then, Alcon has received a notice of allowance on a related patent application with claims that will cover the Vigamox® product and Teva's proposed generic product.  The issue fee has been paid on that application, and the patent should issue by the first quarter of 2010.  On October 19, 2009, the court ruled in Alcon's favor on all counts, finding the Alcon patent to be valid and infringed by the proposed generic product.  On November 19, 2009, Teva filed a Notice of Appeal, but that appeal was subsequently set aside by the Federal Circuit Court of Appeals as being premature.  It is expected that the appeal will be reinstated after the lower court amends its form of judgment.  However, even if Teva were to succeed in having the district court decision reversed on appeal, it would still have to address Alcon's recently allowed second patent before competing with Alcon's Vigamox® product in September 2014 when the underlying Bayer patent expires.  If Teva were to win on appeal and overcome Alcon's second patent, the resulting generic competition would be expected to impact significantly the Company's sales and profits.  On a related note, Alcon's European counterpart patent to the patent-in-suit was determined to be invalid in a European Patent Office Opposition Proceeding.  That invalidity decision was upheld by an Enlarged Board of Appeal on October 22, 2009.

The second patent infringement action was filed after Alcon received notice that Apotex, a Canadian-based generic drug company, had filed an ANDA challenging one of the patents covering Alcon's Patanol® anti-allergy eye product.  Alcon's raw material supplier, Kyowa Hakko Kirin Co., Ltd., holds another U.S. patent, which has not been challenged in this case and which expires on December 18, 2010.  In addition, Alcon has secured a six-month pediatric extension to the patent coverage, which means this generic challenge poses no threat to the Patanol® product market prior to June 2011.  The patent that Apotex has challenged, which is co-owned by Alcon and Kyowa, will expire in 2015.  Alcon and Kyowa, as co-plaintiffs, filed suit against Apotex Inc. and Apotex Corp. on November 15, 2006 in the U.S. District Court in Indianapolis, Indiana.  As a result of the lawsuit filing, the FDA was required to delay any approval of the Apotex ANDA for 30 months until April 2009, unless the litigation were earlier resolved or the court were to modify the 30-month stay on FDA approval.  Because of the protection until June 2011, provided by the unchallenged Kyowa patent, the expiration of the 30-month period was inconsequential.  The two-week non-jury trial commenced April 26, 2010 with testimony concluding May 7, 2010.  Closing arguments, however, were deferred and have been scheduled for August 3, 2010.  Should Apotex succeed in overcoming the challenged patent and secure FDA approval, it would not be entitled to begin selling a generic olopatadine product that would compete with Alcon's Patanol® product in the United States until June 18, 2011.  Such competition would be expected to impact significantly the Company's sales and profits.

The third patent infringement action was filed after Alcon received notice on October 1, 2007 that Barr Laboratories, Inc. had filed an ANDA challenging the patents underlying Alcon's Patanol® product.  Unlike the Apotex ANDA described above, which is challenging only the patent jointly owned by Kyowa and Alcon, the Barr ANDA was also challenging Kyowa's composition patent on olopatadine, the active agent in Patanol®.  Alcon and Kyowa filed suit in the Federal District Court in Indianapolis (where the Apotex case is pending) on October 23, 2007.  As a result of the lawsuit filing, the FDA was required to delay any approval of the Barr ANDA for 30 months unless the litigation were earlier resolved or the court modified the 30-month stay on FDA approval.  The 30-month period after which the FDA could approve Barr's generic product would expire at the end of March 2010, nine months before the Kyowa composition patent expires.  Trial was scheduled for late April 2010.  However, in September 2009, Barr withdrew its ANDA and subsequently has been dismissed from the suit.

The fourth patent infringement action was filed after Alcon received notice in late November 2008 that Barr Laboratories, Inc. had filed an ANDA challenging the patents underlying Alcon's Pataday™ once daily olopatadine product.  The Barr ANDA is challenging the patent jointly owned by Kyowa and Alcon (described above), as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  Of the two Alcon patents, the latest expiry date is November 2023.  Barr is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 18, 2011 by a pediatric extension).  Alcon and Kyowa filed suit in the Federal District Court in Indianapolis on January 8, 2009.  As a result of the lawsuit filing, the FDA must delay any approval of the Barr ANDA for 30 months unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  The 30-month period after which the FDA could approve Barr's generic product will expire in May 2011 but is of no practical effect in view of the unchallenged Kyowa patent, the term of which extends until June 2011.  The FDA could, however, approve the ANDA after the June 2011 patent expiration.  This case has been consolidated with the Apotex case (Pataday™) described below.  Trial has not yet been scheduled in this case.  If Barr succeeds in overcoming all of the challenged patents and/or secures FDA approval, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Pataday™ product in the United States on June 18, 2011.  Such competition would be expected to impact significantly the Company's sales and profits.

The fifth and sixth ANDA patent suits were filed on February 2, 2009 in the U.S. District Court in Indianapolis against Apotex and Sandoz, respectively.

Alcon received notice on January 12, 2009 that Apotex has followed Barr in filing an ANDA challenging the patents underlying Alcon's Pataday™ once daily olopatadine product.  Like Barr's ANDA, the Apotex ANDA is challenging the patent jointly owned by Kyowa and Alcon (described above), as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  Apotex is not challenging the Kyowa patent on olopatadine that expires in December 2010 (June 2011 with the pediatric extension).  Because the suit was filed within the statutory 45-day period, the FDA must delay any approval of the Apotex ANDA for 30 months (until June 2011), unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  In addition, because Apotex is the second filer, it is also subject to the first filer's 180-day exclusivity period, which could further delay its FDA approval.  Trial has not yet been scheduled in this case.  If Apotex succeeds in overcoming both of the challenged patents and secures FDA approval, then after the expiration of Barr's potential 180-day "first filer" exclusivity period, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Pataday™ product in the United States.  Such competition would be expected to impact significantly the Company's sales and profits.

Alcon received notice on January 15, 2009 that Sandoz Inc. (an affiliate of Novartis) has filed an ANDA challenging one of the patents underlying Alcon's Patanol® product.  Similar to the Apotex ANDA on Patanol®, the Sandoz ANDA is challenging only the patent jointly owned by Kyowa and Alcon, but not the Kyowa-owned patent on olopatadine, which expires December 2010 (June 2011 with the pediatric extension).  Because the suit was filed within the statutory 45-day period, the FDA must delay any approval of the Sandoz ANDA for 30 months (until June 2011) unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  However, as a third ANDA filer (behind both Apotex and Barr), Sandoz would not be entitled to receive FDA approval until the expiration or forfeiture of a 180-day exclusivity period that would be granted to Apotex (the first filer) if it were successful in its patent challenge.  Trial was scheduled for April 26, 2010, and consolidation with the above-described Apotex suit (Patanol®) was ordered by the court.  Apotex advised the court of public statements of intent by Novartis to acquire all outstanding shares of Alcon stock, and filed a motion to sever Sandoz from the trial.  On February 22, 2010, the court granted the motion, ordering the suit against Sandoz to proceed separately and confirming the April 26, 2010 trial date with Apotex.  A new trial date for the Sandoz case has not yet been set.  At the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010.  Subject to the possibility of the 180-day exclusivity period that could accrue to Apotex, if Sandoz succeeds in overcoming the challenged patent and secures FDA approval, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Patanol® product in the United States.  Such competition would be expected to impact significantly the Company's sales and profits.

The seventh ANDA patent suit was filed after Alcon received notice by letter dated March 17, 2009, that Barr Laboratories, Inc. had filed a Paragraph IV certification with its ANDA for a generic version of Alcon's TRAVATAN® product containing 0.004% travoprost.  Barr is challenging the following patents listed in the Orange Book for TRAVATAN®: U.S. Patent Nos. 5,510,383; 5,631,287; 5,849,792; 5,889,052; and 6,011,062.  With the exception of the '383 patent, which expires in 2013, all of the patents will expire in December 2014.  Alcon filed suit against Barr in the U.S. District Court in Delaware on April 30, 2009 and thereby secured the statutory 30-month stay on FDA approval of the generic product.  The FDA must delay any approval of the Barr ANDA until September 2011, unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  This case has been consolidated with the Par and Apotex cases on TRAVATAN® described below.  Trial had been scheduled to commence March 7, 2011 but has been postponed until May 2, 2011.  Should Barr succeed in overcoming all of the challenged patents and secure FDA approval, it would be entitled to begin selling a generic travoprost product that would compete with Alcon's TRAVATAN® product in the United States.  In June 2010, Alcon announced its plans to discontinue TRAVATAN® in the United States.  Therefore, competition from generic versions of TRAVATAN® would not be expected to impact significantly the Company's sales and profits.

The eighth patent suit was filed after Sandoz Canada Inc. (an affiliate of Novartis) notified Alcon Canada by letter dated April 9, 2009, that Sandoz had filed an Abbreviated New Drug Submission (ANDS) seeking approval from the Canadian Minister of Health to market a generic version of Alcon's Patanol® product.  The Sandoz ANDS is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and Alcon and expires in May 2016.  Alcon and Kyowa filed suit on May 25, 2009 in the Federal Court in Toronto, thereby securing a 24-month delay (until May 25, 2011) in the regulatory approval from the Minister of Health, which can only be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Trial has been scheduled for March 7, 2011.  Should Sandoz succeed in overcoming the challenged patent and secure Minister of Health approval, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Patanol® product in Canada well before the patent expiration in 2016, but not before expiration of the unchallenged patent in November 2012.  Such competition would be expected to impact the Company's sales and profits.

The ninth ANDA patent suit was filed after Alcon received notice by letter dated June 1, 2009, that Par Pharmaceutical, Inc. had filed a Paragraph IV certification with its two ANDAs for generic versions of Alcon's TRAVATAN® and TRAVATAN Z® products.  Par is challenging the following patents listed in the Orange Book for TRAVATAN® and TRAVATAN Z®:  U.S. Patent Nos. 5,510,383; 5,631,287; 5,849,792; 5,889,052; 6,011,062; 6,503,497; and 6,849,253.  All of these patents will expire by the end of 2014.  On July 1, 2009, Alcon filed suit in the U.S. District Court in Delaware, thereby securing a statutory stay under which the FDA must delay any approval of the Par ANDAs until December 2011, unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  All of the cases about TRAVATAN® and TRAVATAN Z® (Barr, Par and Apotex) were consolidated.  Trial had been scheduled for March 7, 2011 but has been postponed until May 2, 2011.  Subject to the possibility of the 180-day exclusivity period that could accrue to Barr (as first filer) relative to the TRAVATAN® product, if Par succeeds in overcoming all of the challenged patents and/or secures FDA approval, it would be entitled to begin selling generic travoprost products that would compete with Alcon's TRAVATAN ® and TRAVATAN Z® products in the United States in December 2011.  Such competition would be expected to impact significantly the Company's sales and profits.

The tenth ANDA patent suit was filed after Alcon received notice by letter dated June 24, 2009, that Barr Laboratories, Inc. had filed a Paragraph IV certification with its ANDA for a generic version of Alcon's TRAVATAN Z® product.  Barr is challenging the following patents listed in the Orange Book for TRAVATAN Z®:  U.S. Patent Nos. 5,510,383; 5,889,052; 6,503,497; and 6,849,253.  All of the patents will expire by the end of 2014.  On July 13, 2009, Alcon filed suit in the U.S. District Court in Delaware, thereby securing a statutory stay under which the FDA must delay any approval of the Barr ANDA until December 2011, unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  All of the cases about TRAVATAN® and TRAVATAN Z® (Barr, Par and Apotex) were consolidated.  Trial had been scheduled for March 7, 2011 but has been postponed until May 2, 2011.  Subject to the possibility of the 180-day exclusivity period that could accrue to Par (as first filer) relative to the TRAVATAN Z® product, if Barr succeeds in overcoming all of the challenged patents and/or secures FDA approval, it would be entitled to begin selling a generic travoprost product that would compete with Alcon's TRAVATAN Z® product in the United States in December 2011.  Such competition would be expected to impact significantly the Company's sales and profits.

The eleventh ANDA patent suit was filed after Alcon received notice by letter dated September 11, 2009, that Apotex Corp. and Apotex Inc. had filed an ANDA for a generic version of Alcon's TRAVATAN® product.  Apotex is challenging all five of the Orange Book listed patents for TRAVATAN®: 5,510,383; 5,631,287; 5,849,792; 5,889,052; and 6,011,062.  Alcon filed suit in the U.S. District Court in Delaware, thereby securing a statutory stay under which the FDA must delay any approval of the Barr ANDA until March 2012, unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  This case was consolidated with the Barr and Par cases (TRAVATAN® and TRAVATAN Z®) described above.  Trial had been scheduled for March 7, 2011 but has been postponed until May 2, 2011.  In June 2010, Apotex notified Alcon that it was withdrawing its ANDA on generic TRAVATAN®.  A stipulated dismissal of Apotex was filed on July 21, 2010 and entered by the court on July 22, 2010, leaving Barr and Par as the remaining defendants.

Alcon received notice dated October 19, 2009, that Apotex Corp. and Apotex Inc. have filed an ANDA challenging U.S. Patent No. 5,116,863, which covers Alcon's Patanase® olopatadine hydrochloride nasal spray solution.  The patent, which is owned by Alcon's raw material supplier, Kyowa Hakko Kirin Co., Ltd., and licensed to Alcon, has a term extended by regulatory exclusivity that expires on October 15, 2011.  Alcon had until December 3, 2009, to file suit and avail itself of the statutory stay on FDA approval of the ANDA.  Had suit been filed by that date, the FDA could not have approved the Apotex ANDA for 30 months unless the litigation were earlier resolved or the court modified the 30-month stay on FDA approval.  In this case, however, the 30-month period would be shortened to coincide with the expiration date of the challenged patent in December 2010 and therefore would be inconsequential.  Moreover, Alcon has regulatory exclusivity for the Patanase® product extending until October 2011.  Under these circumstances, Alcon and Kyowa elected not to file suit.  Alcon also has additional pending patent applications that are potentially relevant to the Patanase® product, which are not currently listed in the FDA Orange Book, and which have not been challenged by Apotex.  These pending applications may or may not issue and may not cover the Patanase® product.  Should Apotex succeed in securing FDA approval and overcoming the challenged patent and any other applicable patents that may issue, it would be entitled to immediately begin selling a generic olopatadine product that would compete with Alcon's Patanase® product in the United States.  Such competition would be expected to impact significantly the Company's sales and profits.

The twelfth ANDA patent suit was filed after Alcon received notice on December 15, 2009 that Sandoz Inc. (an affiliate of Novartis), had filed an ANDA with a Paragraph IV certification directed to the Alcon and Kyowa patents on Pataday™.  The Sandoz ANDA is challenging the patent jointly owned by Kyowa and Alcon (described above), as well as two later issued patents owned by Alcon that cover the Pataday™ formulation.  Of the two Alcon patents, the latest expiry date is November 2023.  Sandoz is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 2011 by a pediatric extension).  On January 27, 2010, Alcon and Kyowa filed suit in the Federal District Court in Indianapolis.  Because the suit was filed within the statutory 45-day period, the FDA must delay any approval of the Sandoz ANDA for 30 months (until June 2012) unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  However, because Sandoz is the third filer (behind both Barr and Apotex) and subject to a potential 180-day exclusivity period of the first filer, the 30-month stay is of no practical consequence.  This case was consolidated with the other Pataday ™ suits (Barr and Apotex, described above), but at the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010.  Subject to the possibility of the 180-day exclusivity period that potentially could accrue to Barr (as first filer) relative to the Pataday™ product, if Sandoz were to succeed in overcoming all the challenged patents and to secure FDA approval, it would be entitled to begin selling a generic product that would compete with Alcon's Pataday™ product in the United States.  Such competition would be expected to impact significantly the Company's sales and profits.

The thirteenth ANDA patent suit was filed after Alcon received notice that Wockhardt Limited (headquartered in India) had filed an ANDA with a Paragraph IV certification for a generic version of Alcon's Patanol® product.  Wockhardt is challenging U.S. Patent No. 5,641,805, which is jointly owned by Alcon and its raw material supplier, Kyowa Hakko Kirin Co., Ltd.  The challenged patent will expire in 2015.  Wockhardt is not challenging, however, another Kyowa-owned U.S. patent covering Patanol®, which expires on December 18, 2010 (effectively extended until June 2011 by a pediatric extension).  Consequently, Wockhardt's generic challenge poses no threat to the Patanol® product market prior to June 2011.  Alcon and Kyowa filed suit against Wockhardt in the Federal District Court in Indianapolis on February 12, 2010, to avail themselves of the statutory 30-month stay on FDA approval of the proposed generic product.  That 30-month period will expire August 2, 2012, unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  However, as a third ANDA filer (behind both Apotex and Sandoz), Wockhardt would not be entitled to receive FDA approval until the expiration or forfeiture of a 180-day exclusivity period that would be granted to Apotex (the first filer) if it were successful in its patent challenge.  Subject to the possibility of such a 180-day exclusivity period that could potentially accrue to Apotex (as first filer) relative to the Patanol® product, if Wockhardt were to succeed in overcoming the challenged patent and to secure FDA approval, it would be entitled to begin selling a generic product that would compete with Alcon's Patanol® product in the United States.  Such competition would be expected to impact significantly the Company's sales and profits.

The fourteenth patent suit was filed after Apotex, Inc. notified Alcon Canada that Apotex had filed an ANDS seeking approval from the Canadian Minister of Health to market a generic version of Alcon's Patanol® product.  The Apotex ANDS is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and Alcon and expires in May 2016.  Alcon and Kyowa, by timely initiating this action, are entitled to a 24-month delay (until April 2012) in the regulatory approval from the Minister of Health, which can only be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Should Apotex succeed in overcoming the challenged patent and secure Minister of Health approval, it would be entitled to begin selling a generic olopatadine product that would compete with Alcon's Patanol® product in Canada well before the patent expiration in 2016, but not before expiration of the unchallenged patent in November 2012.  Such competition would be expected to impact the Company's sales and profits.

Alcon is also enforcing patents against generic challengers in China (Patanol®) and Chile (Vigamox®).

On April 16, 2008, Synergetics USA, Inc., a microsurgical device company, filed a civil antitrust lawsuit in the U.S. District Court for the Southern District of New York against the Company and its subsidiary, Alcon Laboratories, Inc.  Synergetics asserted that it had suffered losses resulting from alleged unlawful/unfair practices and sought a recovery that it claimed could exceed  $100.  Synergetics also asserted that Alcon engaged in allegedly anti-competitive behavior.  On June 23, 2008, the Company filed its answer and counterclaim in the district court.  In 2008 and 2009, subsidiaries of the Company filed suits against Synergetics for patent infringement in the U.S. District Court for the Northern District of Texas in Fort Worth.  Synergetics answered the complaints.  A series of counterclaims and motions followed.  On April 23, 2010, the parties entered a Confidential Settlement and License Agreement together with a Supply Agreement.  Under the agreements, Alcon paid  $32 in exchange for worldwide rights to sell Synergetics patented vitreoretinal products.  The products will be manufactured by Synergetics and supplied to Alcon.  The agreements also settle all pending litigation between Alcon and Synergetics, including both the antitrust and the patent litigation, and provide a process for future dispute resolution.

On December 18, 2008, James M. Nielsen, M.D. filed a patent infringement suit against Alcon, Inc. and Alcon Laboratories, Inc. in the U.S. District Court for the Northern District of Texas in Dallas.  Dr. Nielsen is asserting that his U.S. Patent No. 5,158,572 entitled "Multifocal Intraocular Lens" is being infringed by the Company's AcrySof® ReSTOR® intraocular lens.  The patent, which expired at the end of October 2009, was previously licensed to Advanced Medical Optics, Inc.  Alcon filed its Answer January 12, 2009.  The Answer included a counterclaim for a declaratory judgment that the patent-in-suit is invalid and not infringed.  The case had been set for trial in August 2010 but has been postponed.  No new trial date has been set.  An adverse ruling by the court, while possible, would not be expected to impact significantly the Company's sales and profits.

On January 22, 2009, Elan Pharma International Ltd. sued two of the Company's subsidiaries, Alcon Laboratories, Inc. and Alcon Research, Ltd., in the U.S. District Court for the Eastern District of Texas in Sherman, alleging infringement of two Elan patents on nanoparticle technology (U.S. Patent Nos. 5,298,262 and 5,429,842).  The complaint claims that the Company's Azopt® product and, potentially, other products infringe the two patents.  The Company answered and counterclaimed on May 12, 2009.  Elan then moved to dismiss certain of the Company's affirmative defenses and counterclaims.  The Company has filed an amended answer and counterclaims providing greater detail with respect to the Company's inequitable conduct counterclaims.  The case has been set for trial on October 17, 2011.  The Company believes that it has strong defenses and intends to defend itself vigorously.  An adverse ruling by the court, however, could impact significantly the Company's sales and profits.

The Company and its subsidiaries are parties to a variety of other legal proceedings arising out of the ordinary course of business, including proceedings relating to product liability and patent infringement.  The Company believes that it has valid defenses and is vigorously defending the litigation pending against it.

While the results of the aforementioned contingencies cannot be predicted with certainty, management believes that the ultimate liability, if any, will not have a material adverse effect on the Company's consolidated financial position or results of operations.  Litigation contingencies are subject to change based on settlements and court decisions.

The Company may be subject to future litigation and infringement claims, which could cause the Company to incur significant expenses or prevent the Company from selling its products.  The Company operates in an industry susceptible to significant product liability claims.  Product liability claims may be asserted against the Company in the future arising out of events not known to the Company at the present time.

The Company self-insures through captive insurance subsidiaries almost all of its property and casualty, business interruption and liability risks.

In the normal course of business, the Company has entered into research and development arrangements with third parties that require milestone and royalty payments to the third parties contingent upon certain future events linked to the success of the research and development efforts.

During 2008, Lehman Brothers International (Europe) London filed for administration in England.  At that time, the Company's cash and cash equivalents included  $707 of short term securities held in a segregated custodial account of Lehman Brothers International (Europe) London pursuant to a Custody Agreement.  Nestlé invoiced the Company in December 2008 and, in 2009, the Company reimbursed Nestlé, for a total of  $5 in fees paid by Nestlé to the Joint Administrators of Lehman Brothers International (Europe) London (in administration) related to the release of the short-term securities held in the custodial account.  This amount of fees is subject to adjustment depending on the final costs incurred to settle the administration of Lehman Brothers International (Europe) London.  In order to receive an expedited return of assets held by Lehman Brothers International (Europe) (in administration), Alcon has agreed to return any assets which the Joint Administrators determine should not have been disbursed in settlement.  The amount of any funds to be returned, if any, would result from the determination by the Joint Administrators that the rights of another claimant in the proceeding have precedence over the Company's claim.

Acquisitions	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Acquisition
(15)	Acquisition
(in millions, except per share data)

LenSx Lasers, Inc.

On July 6, 2010, the Company entered into a stock purchase agreement to acquire 100% of the outstanding common shares of LenSx Lasers, Inc.  LenSx is a privately held company that has developed the first femtosecond laser to receive U.S. Food and Drug Administration clearance for use as a complimentary technology in cataract surgery.  LenSx's laser will enable surgeons to perform specific steps of the traditional cataract procedure with micron-level laser precision, including the capsulorhexis corneal incisions and segmentation of the lens.  Currently these steps are done manually with surgical instruments.

The Company will pay approximately  $362 in cash at closing to LenSx shareholders for their shares, plus maximum contingent payments of approximately  $383 based upon the achievement and over-achievement of future femtosecond unit and procedure fee revenue milestones. The closing of this acquisition is subject to receipt of required regulatory approvals and customary closing conditions.

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Weighted Average Shares of Basic and Diluted Share Computations Table
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Basic weighted average common shares
outstanding	300,453,325	298,744,287	300,218,403	298,663,437
Effect of dilutive securities:
Employee stock options	1,847,644	1,622,748	1,966,778	1,443,077
Share-settled stock appreciation rights	990,219	53,385	1,057,793	26,840
Share-settled restricted share units
and performance share units	354,165	143,530	344,273	94,710
Contingent restricted common shares	590	75,025	20,933	100,714

Diluted weighted average common shares
outstanding	303,645,943	300,638,975	303,608,180	300,328,778

Anti-dilutive Shares Excluded from the computation of diluted weighted average common shares outstanding Table
	2010	2009

Stock options	--	506,327
Share-settled stock appreciation rights	5,850	3,590,405

Cash Flows-Supplemental Disclosure (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Cash Flows Supplemental Disclosure
	Six months ended June 30,
	2010	2009
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for the following:

Interest expense, net of amount capitalized	$5	$9

Income taxes	$139	$121

Supplemental Balance Sheet Information (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Supplemental Balance Sheet Information
	June 30,	December 31,
	2010	2009
Inventories, at Lower of Cost or Market
Finished products	$362	$375
Work in process	50	50
Raw materials	184	201

Total	$596	$626

	June 30,	December 31,
	2010	2009
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	$2,641	$2,650
Accumulated depreciation	(1,367)	(1,346)

Total	$1,274	$1,304

	June 30, 2010	December 31, 2009

Other Current Liabilities
Accrued compensation	$290	$333
Accrued taxes	288	201
Accrued product rebates	260	221
Other	268	292

Total	$1,106	$1,047

	June 30, 2010	December 31, 2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$103	$265
Unrealized gains (losses) on investments, net of income taxes	2	30
Unrecognized postretirement benefits (losses) and prior service costs,
net of tax benefits	(88)	(92)

Total	$17	$203

Investments (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Investments
	June 30, 2010	December 31, 2009
Short term investments:
Trading securities	$7	$22
Available-for-sale investments	596	457

Total short term investments	$603	$479

Long term investments—available-for-sale investments	$256	$73

Trading Securities
	June 30, 2010		December 31, 2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(4)	7	$(9)	$22

Available-for-sale Investments
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$189	$1	$--	$190
Mortgage-backed securities	9	--	--	9
Corporate debt securities	392	1	(1)	392
Equity securities	2	--	--	2
State and municipal securities	3	--	--	3

Total short term investments	595	2	(1)	596

Long term investments:
U.S. government and agency securities	204	1	--	205
Mortgage-backed securities	5	--	--	5
Corporate debt securities	46	--	--	46

Total long term investments	255	1	--	256

Total available-for-sale investments	$850	$3	$(1)	$852
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

ScheduleOfAvailableForSaleSecuritiesContractualMaturitiesTable
	Amortized	Estimated
	Cost	Fair Value

Debt securities, maturing:
Within one year	$291	$291
After 1 year through 10 years	548	550
After 10 years through 15 years	--	--
Beyond 15 years	9	9

Total debt securities recorded at market	848	850

Equity securities	2	2

Total available-for-sale investments	$850	$852

Activities related to available-for-sale investments
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Proceeds from sales and principal repayments	$451	$447	$957	$448

Gross realized gains on sales	21	2	40	2

Gross realized losses on sales	(2)	(2)	(2)	(2)

Trading Securities, Unrealized Holding Gain (Loss) Table
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Net unrealized holding gains (losses) on trading securities included in earnings	$1	$26	$5	$66

Changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss)
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Changes in unrealized holding gains (losses) arising during the period	$3	$26	$8	$29
Reclassification adjustment for losses (gains) included in net income	(17)	--	(36)	(1)

Changes in net unrealized gains (losses) on investments, net of taxes	$(14)	$26	$(28)	$28

Condensed consolidated statements of earnings, other, net, included gains (losses) on investments
	Three months ended June 30,		Six months ended June 30,
	2010	2009	2010	2009

Realized gains (losses) on sale of investments	$17	$(22)	$32	$(58)
Net unrealized gains (losses) on investments
classified as trading securities	1	26	5	66

Net gains (losses) on investments	$18	$4	$37	$8

Financial Instruments (Tables)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
Effects of Foreign Exchange Derivative Instruments
		Three months ended June 30, 2010		Six months ended June 30, 2010

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$$25	$(28)	$42	$(47)

		Three months ended June 30, 2009		Six months ended June 30, 2009

Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$$18	$(19)	$30	$(33)

Fair Values of Financial Instruments
	June 30, 2010		December 31, 2009
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value
Assets:
Short term trading and available-for-sale investments	$603	$603	$479	$479
Long term available-for-sale investments	256	256	73	73
Forward exchange contracts	8	8	6	6
Interest rate swaps	1	1	1	1

Liabilities:
Long term debt, excluding capital lease obligations	57	57	56	56
Liability for acquisition-related contingent payments	88	88	71	71
Forward exchange and option contracts	6	6	2	2

Financial Assets and Liabilities measured at fair value on a recurring basis
	Fair Value as of June 30, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$7	$7
Available-for-sale securities:
U.S. government and agency securities	--	395	--	395
Mortgage-backed securities	--	14	--	14
Corporate debt securities	--	438	--	438
Equity securities	2	--	--	2
State and municipal securities	--	3	--	3
Forward exchange contracts	--	8	--	8
Interest rate swaps	--	1	--	1
Total	$2	$859	$7	$868

Financial Liabilities
Liability for acquisition-related contingent payments	$--	$--	$88	$88
Foreign exchange and option contracts	--	6	--	6
Total	$--	$6	$88	$94

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agency securities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1
Total	$31	$506	$22	$559

Financial Liabilities
Liability for acquisition-related contingent payments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2
Total	$--	$2	$71	$73

Change in Carrying Values Associated with level 3 financial instruments
The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the six months ended June 30, 2010:

	Assets	Liabilities
	Trading Securities - Hedge Funds	Acquisition Related Contingent Payments

Beginning balance	$22	$71
Total gains or losses (realized/unrealized)
Included in earnings before income taxes	1	--
Included in other comprehensive income	--	--

Acquisition-related activities	--	17

Proceeds on sales and maturities	(16)	--

Ending balance	$7	$88

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the six months ended June 30, 2009:

Assets
Trading
Securities

Beginning balance	$261
Total gains or losses (realized/unrealized)
Included in earnings	4

Proceeds on sales	(222)

Ending balance	$43

Realized and unrealized gains and losses on Level 3 financial instruments included in earnings
	Three months ended	Six months ended
	June 30, 2010	June 30, 2010

Total gains or losses included in earnings for the period	$1	$1

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--
	Three months ended	Six months ended
	June 30, 2009	June 30, 2009

Total gains or losses included in earnings for the period	$2	$4

Change in unrealized gains (losses) related to assets still held at
reporting date	$--	$--

Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Intangible Assets
	June 30, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$465	$(301)	$332	$(296)
Patents	278	(32)	111	(24)
Other	116	(97)	121	(93)

Total subject to amortization	859	(430)	564	(413)

Not subject to amortization:
Purchased in process research anddevelopment assets	104	--	104	--

Total intangible assets	$963	$(430)	$668	$(413)

Goodwill
	United States	International
	Segment	Segment	Total
Goodwill
Balance, December 31, 2009	$423	$265	$688
Acquisition of business	16	5	21
Impact of changes in foreign exchange rates	(10)	(9)	(19)

Balance, June 30, 2010	$429	$261	$690

Short Term Borrowings and Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Short Term Borrowings Table
	June 30,	December 31,
	2010	2009

Short Term Borrowings
Lines of credit	$255	$273
Commercial paper	--	286
From affiliates	8	7
Bank overdrafts	28	41

Total short term borrowings	$291	$607

Long Term Debt Table
	June 30,	December 31,
	2010	2009

Long Term Debt
Bank loan	$57	$56
Less current maturities of long term debt	57	--

Long term debt, net of current maturities	$--	$56

Business Segments (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Business Segments
					Depreciation and
	Sales		Operating Income		Amortization
Three months ended June 30,	2010	2009	2010	2009	2010	2009

United States	$890	$790	$550	$475	$16	$11
International	996	887	446	372	23	22

Segments total	1,886	1,677	996	847	39	33

Manufacturing operations	--	--	(9)	(19)	13	12
Research and development	--	--	(170)	(137)	8	5
General corporate	--	--	(48)	(40)	6	3
Share-based compensation	--	--	(18)	(19)	--	--

Total	$1,886	$1,677	$751	$632	$66	$53

					Depreciation and
	Sales		Operating Income		Amortization
Six months ended June 30,	2010	2009	2010	2009	2010	2009

United States	$1,616	$1,448	$981	$828	$28	$23
International	1,991	1,722	909	751	51	42

Segments total	3,607	3,170	1,890	1,579	79	65

Manufacturing operations	--	--	(26)	(36)	27	24
Research and development	--	--	(320)	(256)	12	9
General corporate	--	--	(104)	(99)	10	6
Share-based compensation	--	--	(36)	(42)	--	--

Total	$3,607	$3,170	$1,404	$1,146	$128	$104

Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Effects of Share-based Equity Awards on Operating Income and Net Earnings
	Three months ended June 30,
	2010	2009

Total share-based equity award costs applicable for period	$18	$18
Costs capitalized in inventory	--	--

Costs recognized in operating income	18	18
Less tax benefit recognized in net earnings	4	6

Reduction to net earnings	$14	$12

	Six months ended June 30,
	2010	2009

Total share-based equity award costs applicable for period	$36	$41
Costs capitalized in inventory	--	--

Costs recognized in operating income	36	41
Less tax benefit recognized in net earnings	10	13

Reduction to net earnings	$26	$28

Pension and Postretirement Benefits (Tables)	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Components of Net Periodic Benefit Costs
	Pension Benefits		Postretirement Benefits
Three months ended June 30,	2010	2009	2010	2009

Service cost	$6	$5	$4	$4
Interest cost	8	7	4	4
Expected return on assets	(1)	--	(4)	(3)
Prior service cost	--	--	--	--
Net losses (gains)	1	1	--	1

Net periodic benefit cost	$14	$13	$4	$6

	Pension Benefits		Postretirement Benefits
Six months ended June 30,	2010	2009	2010	2009

Service cost	$13	$10	$7	$7
Interest cost	15	13	8	8
Expected return on assets	(2)	(1)	(7)	(5)
Prior service cost	--	--	--	--
Net losses (gains)	3	3	1	2

Net periodic benefit cost	$29	$25	$9	$12

Condensed Consolidated Financial Statements (Details)	Jun. 30, 2010	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Alcon common shares owned by Nestle at December 31, 2009.		156,076,263
Approximate number of Alcon common shares (in millions) sold by Nestle to Novartis AG during July 2008.	74

Earnings Per Share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
Basic weighted average common shares outstanding	300,453,325	298,744,287	300,218,403	298,663,437
Effect of dilutive securities (Abstract):
Employee stock options	1,847,644	1,622,748	1,966,778	1,443,077
Share-settled stock appreciation rights	990,219	53,385	1,057,793	26,840
Share-settled restricted share units and performance share units	354,165	143,530	344,273	94,710
Contingent restricted common shares	590	75,025	20,933	100,714
Diluted weighted average common shares	303,645,943	300,638,975	303,608,180	300,328,778
Alcon common shares deferred by certain executives of the Company into the Alcon Executive Deferred Compensation Plan.	73,086	126,194	73,086	126,194
Stock options	0	506,327	0	506,327
Share-settled stock appreciation rights	5,850	3,590,405	5,850	3,590,405

Cash Flows-Supplemental Disclosure (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Cash paid during the period for the following:
Interest expense, net of amount capitalized	$ 5	$ 9
Income taxes	$ 139	$ 121

Supplemental Balance Sheet Information (Details) (USD $) In Millions	Jun. 30, 2010	Dec. 31, 2009
Inventories, at Lower of Cost or Market
Finished products	$ 362	$ 375
Work in process	50	50
Raw materials	184	201
Total	596	626
Property, Plant and Equipment, Net
Property, plant and equipment, at cost	2,641	2,650
Accumulated depreciation	(1,367)	(1,346)
Total	1,274	1,304
Other Current Liabilities
Accrued compensation	290	333
Accrued taxes	288	201
Accrued product rebates	260	221
Other	268	292
Total	1,106	1,047
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	103	265
Unrealized gains (losses) on investments, net of income taxes	2	30
Unrecognized postretirement benefits (losses) and prior service costs, net of tax benefits	(88)	(92)
Total	$ 17	$ 203

Investments (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009
Short term investments
Trading securities	$ 7		$ 7		$ 22
Available-for-sale investments	596		596		457
Total short term investments	603		603		479
Long term investments-available-for-sale investments	256		256		73
Activities related to available-for-sale investments
Proceeds from sales and principal repayments	451	447	957	448
Gross realized gains on sales	21	2	40	2
Gross realized losses on sales	(2)	(2)	(2)	(2)
Net unrealized holding gains (losses) on AFS in AOCI	2		2		30
Changes in net unrealized gains losses On investments in accumulated other comprehensive income (loss)
Changes in unrealized holding gains (losses) arising during the period	3	26	8	29
Reclassification adjustment for losses (gains) included in net income	(17)	0	(36)	(1)
Changes in net unrealized gains (losses) on investments, net of taxes	(14)	26	(28)	28
Gross unrealized losses on available for sale investments	1		1		2
Investment Income
Realized gains (losses) on sale of investments	17	(22)	32	(58)
Net unrealized gains (losses) on investments classified as trading securities	1	26	5	66
Net gains (losses) on investments	18	4	37	8
Available For Sale Securities Debt Securities Amortized Cost [Member]
Other debt securities, maturing:
Within one year	291
After 1 year through 10 years	548
After 10 years through 15 years	0
Beyond 15 years	9
Total debt securities recorded at market	848
Equity and other investments	2
Total available-for-sale investments	850
Available For Sale Securities Debt Maturities Fair Value [Member]
Other debt securities, maturing:
Within one year	291
After 1 year through 10 years	550
After 10 years through 15 years	0
Beyond 15 years	9
Total debt securities recorded at market	850
Equity and other investments	2
Total available-for-sale investments	852
Short term investments | U S government and agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			189		129
Gross Unrealized Gains			1		0
Gross Unrealized Losses			0		(1)
Estimated Fair Value			190		128
Short term investments | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			9		6
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Estimated Fair Value			9		6
Short term investments | Senior Secured Bank Loans Fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					131
Gross Unrealized Gains					23
Gross Unrealized Losses					0
Estimated Fair Value					154
Short term investments | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			392		43
Gross Unrealized Gains			1		0
Gross Unrealized Losses			(1)		0
Estimated Fair Value			392		43
Short term investments | Available for Sale Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			2		29
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Estimated Fair Value			2		29
Short term investments | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					15
Gross Unrealized Gains					0
Gross Unrealized Losses					0
Estimated Fair Value					15
Short term investments | Mortgage-backed securities fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					75
Gross Unrealized Gains					7
Gross Unrealized Losses					0
Estimated Fair Value					82
Short term investments | Total [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			595		428
Gross Unrealized Gains			2		30
Gross Unrealized Losses			(1)		(1)
Estimated Fair Value			596		457
Short term investments | State and municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			3
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			3
Long Term Investments [Member] | U S government and agency securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			204		52
Gross Unrealized Gains			1		0
Gross Unrealized Losses			0		(1)
Estimated Fair Value			205		51
Long Term Investments [Member] | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			5		10
Gross Unrealized Gains			0		0
Gross Unrealized Losses			0		0
Estimated Fair Value			5		10
Long Term Investments [Member] | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			46
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			46
Long Term Investments [Member] | Available for Sale Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					2
Gross Unrealized Gains					0
Gross Unrealized Losses					0
Estimated Fair Value					2
Long Term Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost					8
Gross Unrealized Gains					2
Gross Unrealized Losses					0
Estimated Fair Value					10
Long Term Investments [Member] | Total [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			255		72
Gross Unrealized Gains			1		2
Gross Unrealized Losses			0		(1)
Estimated Fair Value			256		73
Total [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			850		500
Gross Unrealized Gains			3		32
Gross Unrealized Losses			(1)		(2)
Estimated Fair Value			852		530
Total Trading Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Unrealized Gains (Losses)			(4)		(9)
Estimated Fair Value			$ 7		$ 22

Financial Instruments (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2009
Notes to Financial Statements [Abstract]
Fair Value Hedge Derivative Notional Amount	$ 606		$ 606
Effects Of Foreign Exchange Derivative Instruments [Line Items]
Interest Rate Swap Derivative Notional Amount	57		57
Instruments included in cash equivalents at June 30, 2010	187		187
Low end percentage of range of advanced amount of collateral required for reverse repurchase agreements	102		102
High end percentage of range of advanced amount of collateral required for reverse repurchase agreements	110		110
Liabilities
Low end percentage of milestone payment stream probability	5		5
High end percentage of milestone payment stream probability	39		39
Change in probability assumptions related to contingent payments	increase or decrease of 10 percentage points		increase or decrease of 10 percentage points
Approximate change in estimated fair value due to change in probability assumptions - ESBATech	30		30
Potential acquisition related contingent payments - ESBATech	439		439
Potential acquisition related contingent payments - Subsidiary that was not separately disclosed	145		145
Contingent payments discount rate - ESBATech	6		6
Contingent payments discount rate - Subsidiary that was not separately disclosed	6		6
Estimated fair value of potential acquisition related contingent payments - ESBATech	71		71
Estimated fair value of potential acquisition related contingent payments - Subsidiary that was not separately disclosed	17		17
Maximum Estimated Fair Value Adjustment Due To Change in Assumption - Subsidiary that was not separately disclosed	5		5
Financial Assets
Trading Securities - Hedge funds	7		7		22
Available-for-sale investments
U.S. Government and agency securities	395		395		179
Mortgage-backed securities fund					82
Mortgage-backed securities	14		14		16
Senior Secured bank loans fund					154
Corporate debt securities	438		438		43
Equity securities	2		2		31
State and municipal securities	3		3		25
Forward Exchange contracts	8		8		6
Interest Rate Swaps	1		1		1
Total	868		868		559
Financial Liabilities
Liability for acquisition-related contingent payments	88		88		71
Foreign exchange and option contracts	6		6		2
Total	94		94		73
Trading Securities - Realized and Unrealized Gain Percentage			3.4
Assets
Proceeds on sales and maturities of Level 3 investments			0
Ending Balance	7	43	7	43
Realized and unrealized gains and losses on Level 3 financial instruments included in earnings
Total gains or losses included in earnings for the period	1	2	1	4
Change in unrealized gains (losses) related to assets still held at reporting date	0	0	0	0
Liabilities
Beginning Balance			71
Included in earnings before income taxes			0
Included in other comprehensive income			0
Acquisition-related activities			17
Ending Balance	88		88
Foreign Exchange Forward Contracts
Effects Of Foreign Exchange Derivative Instruments [Line Items]
Location of Gain(Loss) Recognized in Earnings on Derivatives	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net	Gain (loss) from foreign currency, net
Amount of Gains (Loss) Recognized in Earnings on Derivatives	25	18	42	30
Amount of Gains (Loss) on the Hedged Items	(28)	(19)	(47)	(33)
Level 1
Financial Assets
Trading Securities - Hedge funds	0				0
Available-for-sale investments
U.S. Government and agency securities	0				0
Mortgage-backed securities fund					0
Mortgage-backed securities	0				0
Senior Secured bank loans fund					0
Corporate debt securities	0				0
Equity securities	2				31
State and municipal securities	0				0
Forward Exchange contracts	0				0
Interest Rate Swaps	0				0
Total	2				31
Financial Liabilities
Liability for acquisition-related contingent payments	0				0
Foreign exchange and option contracts	0				0
Total	0				0
Level 2
Financial Assets
Trading Securities - Hedge funds	0				0
Available-for-sale investments
U.S. Government and agency securities	395				179
Mortgage-backed securities fund					82
Mortgage-backed securities	14				16
Senior Secured bank loans fund					154
Corporate debt securities	438				43
Equity securities	0				0
State and municipal securities	3				25
Forward Exchange contracts	8				6
Interest Rate Swaps	1				1
Total	859				506
Financial Liabilities
Liability for acquisition-related contingent payments	0				0
Foreign exchange and option contracts	6				2
Total	6				2
Level 3
Financial Assets
Trading Securities - Hedge funds	7				22
Available-for-sale investments
U.S. Government and agency securities	0				0
Mortgage-backed securities fund					0
Mortgage-backed securities	0				0
Senior Secured bank loans fund					0
Corporate debt securities	0				0
Equity securities	0				0
State and municipal securities	0				0
Forward Exchange contracts	0				0
Interest Rate Swaps	0				0
Total	7				22
Financial Liabilities
Liability for acquisition-related contingent payments	88				71
Foreign exchange and option contracts	0				0
Total	88				71
Assets Trading Securities - Hedge funds
Assets
Beginning Balance			22	261
Included in other comprehensive income			0
Acquisition-related Activities			0
Proceeds on sales and maturities of Level 3 investments			(16)	(222)
Carrying Amounts
Assets
Short term trading and available-for-sale investments	603				479
Long term available-for-sale investments	256				73
Forward Exchange Contracts	8				6
Interest Rate Swaps	1				1
Liabilities
Long term debt, excluding capital lease obligations	57				56
Liability for acquisition-related contingent payments	88				71
Forward exchange and option contracts	6				2
Fair Value
Assets
Short term trading and available-for-sale investments	603				479
Long term available-for-sale investments	256				73
Forward Exchange Contracts	8				6
Interest Rate Swaps	1				1
Liabilities
Long term debt, excluding capital lease obligations	57				56
Liability for acquisition-related contingent payments	88				71
Forward exchange and option contracts	$ 6				$ 2

Intangible Assets and Goodwill (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Schedule Of Finite Lived And Acquired Indefinite Lived Intangible Assets By Major Class [Line Items]
Total Intangible Assets (Gross Carrying Amount)	$ 963	$ 668
Total Intangible Assets (Accumulated Amortization)	(430)	(413)
Goodwill
Beginning Balance	688
Business acquisition	21
Impact of changes in foreign exchange rates	(19)
Ending Balance	690
Total Subject To Amortization [Member]
Subject to Amortization:
Gross Carrying Amount	859	564
Accumulated Amortization	(430)	(413)
Licensed technology
Subject to Amortization:
Gross Carrying Amount	465	332
Accumulated Amortization	(301)	(296)
Patents
Subject to Amortization:
Gross Carrying Amount	278	111
Accumulated Amortization	(32)	(24)
Other Finite Lived Intangible Assets [Member]
Subject to Amortization:
Gross Carrying Amount	116	121
Accumulated Amortization	(97)	(93)
Purchased In Process Research And Development Assets [Member]
Not Subject to Amortization:
Gross Carrying Amount	104	104
United States Segment Member
Goodwill
Beginning Balance	423
Business acquisition	16
Impact of changes in foreign exchange rates	(10)
Ending Balance	429
International Segment Member
Goodwill
Beginning Balance	265
Business acquisition	5
Impact of changes in foreign exchange rates	(9)
Ending Balance	$ 261

Short Term Borrowings and Long Term Debt (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
Short Term Borrowings
Lines of credit	$ 255	$ 273
Commercial paper	0	286
From affiliates	8	7
Bank overdrafts	28	41
Total short term borrowings	291	607
Unsecured credit and commercial paper facilities, including bank overdraft agreements, at June 30, 2010.	2,783
Total borrowings from Nestle and its subsidiaries as of June 30, 2010.	8
Unsecured revolving credit facilities with affiliates	73
Long Term Debt
Bank loan	57	56
Less current maturities of long term debt	57	0
Long term debt, net of current maturities	$ 0	$ 56
Debt Instrument, Covenant Description	51%

Income Taxes (Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Reasonably possible percentage increase in unrecognized tax benefits in the next 12 months	at least 10
Reasonably possible percentage decrease in unrecognized tax benefits in the next 12 months	over 70
Amount included in other current liabilities for Tax Reserves, net of deposits with statutory authorities, at June 30, 2010.	$ 22
Amount included in other long term liabilities for Tax Reserves, net of deposits with statutory authorities, at June 30, 2010.	55
Tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the six months ended June 30, 2010.	$ 25

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Segment Reporting Information [Line Items]
Sales	$ 1,886		$ 1,677	$ 3,607	$ 3,170
Operating income	751		632	1,404	1,146
Total Depreciation and Amortization	66		53	128	104
Change in estimate of accrued royalties		24
Costs for anticipated change of control	4			8
Staffing reduction - number of employees					260
Staffing reduction costs					18
Segment Reporting Information Subtotal [Member]
Segment Reporting Information [Line Items]
Sales	1,886		1,677	3,607	3,170
Operating income	996		847	1,890	1,579
Depreciation and Amortization	39		33	79	65
Segment Reporting Information United States [Member]
Segment Reporting Information [Line Items]
Sales	890		790	1,616	1,448
Operating income	550		475	981	828
Depreciation and Amortization	16		11	28	23
Segment Reporting Information International [Member]
Segment Reporting Information [Line Items]
Sales	996		887	1,991	1,722
Operating income	446		372	909	751
Depreciation and Amortization	23		22	51	42
Segment Reporting Information Manufacturing Operations [Member]
Segment Reporting Information [Line Items]
Sales	0		0	0	0
Operating income	(9)		(19)	(26)	(36)
Depreciation and Amortization	13		12	27	24
Segment Reporting Information Research And Development [Member]
Segment Reporting Information [Line Items]
Sales	0		0	0	0
Operating income	(170)		(137)	(320)	(256)
Depreciation and Amortization	8		5	12	9
General Corporate [Member]
Segment Reporting Information [Line Items]
Sales	0		0	0	0
Operating income	(48)		(40)	(104)	(99)
Depreciation and Amortization	6		3	10	6
Share Based Compensation [Member]
Segment Reporting Information [Line Items]
Sales	0		0	0	0
Operating income	(18)		(19)	(36)	(42)
Depreciation and Amortization	$ 0		$ 0	$ 0	$ 0

Share-Based Compensation (Details) (USD $) In Millions, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2010	Jun. 30, 2009
Notes to Financial Statements [Abstract]
Grant of share-settled restricted share units approved, effective February 17, 2010, pursuant to the Amended 2002 Alcon Incentive Plan.	543,000
Restriced share units approved for each non-employee director, effective May 25, 2010.	850
Share-settled restricted share unit vesting period	Three-year period
Age limit for forfeitures of share-settled restricted share units	62
Effects of share-based equity awards on operating income and net earnings
Total share-based equity award costs applicable for period	$ 18	$ 18	$ 36	$ 41
Costs capitalized in inventory	0	0	0	0
Costs recognized in operating income	18	18	36	41
Less tax benefit recognized in net earnings	4	6	10	13
Reduction to net earnings	$ 14	$ 12	$ 26	$ 28
Reserved shares (in millions) for issuance pursuant to Amended 2002 Alcon Incentive Plan			21.6
Authorized shares (in millions) permitted to be purchased on the open market			1.7

Pension and Postretirement Benefits (Details) (USD $) In Millions	Jun. 30, 2010	Jun. 30, 2010 Pension Benefits	Jun. 30, 2009 Pension Benefits	Jun. 30, 2010 Pension Benefits	Jun. 30, 2009 Pension Benefits	Jun. 30, 2010 Postretirement Benefits	Jun. 30, 2009 Postretirement Benefits	Jun. 30, 2010 Postretirement Benefits	Jun. 30, 2009 Postretirement Benefits
Components of net periodic benefit costs:
Service Cost		$ 6	$ 5	$ 13	$ 10	$ 4	$ 4	$ 7	$ 7
Interest Cost		8	7	15	13	4	4	8	8
Expected return on Assets		(1)	0	(2)	(1)	(4)	(3)	(7)	(5)
Prior Service Cost		0	0	0	0	0	0	0	0
Net Losses (gains)		1	1	3	3	0	1	1	2
Net periodic benefit cost		14	13	29	25	4	6	9	12
Low end of range of actuarially determined estimate of special termination benefits and curtailment charges due to proposed change of control	70
High end of range of actuarially determined estimate of special termination benefits and curtailment charges due to proposed change of control	90
Cash surrender value of life insurance policies restricted to payment of pension benefits	273
Low end of range of management's estimate of contribution to fund pension due to proposed change of control	140
High end of range of management's estimate of contribution to fund pension due to proposed change of control	$ 160

Proposed Change of Control (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Shares (in millions) of common stock sold by Nestle to Novartis	74
Cash transaction price for sale of common stock in 2008	143.18
Minority stake ownership of outstanding shares	Slightly less than 25%
Approximate shares (in millions) of common stock held by majority shareholder at 12/31/09	156
Majority stake ownership of outstanding shares at 12/31/09	Approximately 52%
Shares (in millions) to be sold at first stage closing price	4.1
Percent of majority shareholder's shares to be sold at first stage closing price	2.5
Call option grant fixed purchase price per share at 2nd stage closing	181
Call option grant fixed purchase price at first stage per share	143.18
Premium percentage above then-market price of call option grant fixed purchase price	Approximately 20.5% above the then-market price of Alcon shares
Weighted average price per share in cash of stock purchased at 2nd stage closing	180
Approximate ownership percentage upon consummation of stock purchased after 2nd stage closing	77
Approximate percentage of stock publicly traded	23
Number of Novartis shares to be received by shareholder for each share of merged share surrendered	2.8
Percentage of shares initially purchased by Novartis	slightly less than 25
Amount funded to a trust to defend the rights of minority shareholders	$ 50
Maximum amount funded to a trust that may be used for non-mandatory court costs	$ 10

Commitments and Contingencies (Details) (USD $) In Millions, except Share data	Jun. 30, 2010
Notes to Financial Statements [Abstract]
Approximate remaining percentage of publicly traded shares	23
Number of Novartis shares to be received by shareholder for each share of merged share surrendered	2.8
Percentage of shares initially purchased	slightly less than 25
Recovery sought in lawsuit	100 or more
Amount paid for rights to sell patented product	$ 32
Short Term Securities Held In Segregated Custodial Account Pursuant To Custody Agreement	707
Custody fee paid related to release of short-term securities	$ 5

Acquisitions (Details) (USD $) In Millions	Jun. 30, 2010
Notes to Financial Statements [Abstract]
Percentage of outstanding shares to be acquired of acquired company	100
Cash price for Acquired Company shares at closing	$ 362
Maximum amount of future contingent payments for acquisition	$ 383

Document Information	6 Months Ended
Jun. 30, 2010
Document Type	6-K
Document Period End Date	2010-06-30
Amendment Flag	false

Entity Information (USD $)	6 Months Ended
Jun. 30, 2010
Entity Registrant Name	ALCON INC
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 10,413,301,075
Entity Common Stock Shares Outstanding	300,407,431
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2